    As filed with the Securities and Exchange Commission on December 29, 2000


                                                              File Nos. 2-90519
                                                                       811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM N-1A


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 34

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 35

                               CITIFUNDS TRUST II
               (Exact Name of Registrant as Specified in Charter)

                    388 Greenwich Street, New York, NY 10013
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (800) 451-2010

        Robert I. Frenkel, 7 World Trade Center, New York, New York 10048
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


    It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[X] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Premium Portfolios, on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio, has also executed this registration statement.

* This filing relates solely to shares of the Trust's series Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund.

[LOGO]   Smith Barney
         Mutual Funds
Your Serious Money, Professionally Managed.(SM)


PROSPECTUS


Small Cap
Growth
Opportunities
Fund

CLASS A, B, L AND Y SHARES
-------------------------------------------------------------------------------
                  , 2000


-------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

SMALL CAP GROWTH OPPORTUNITIES FUND

-------------------------------------------------------------------------------
CONTENTS
-------------------------------------------------------------------------------

Investments, risks and performance ...................................

More on the fund's investments .......................................

Management ...........................................................

Choosing a class of shares to buy ....................................

Comparing the fund's classes .........................................

Sales charges ........................................................

More about deferred sales charges ....................................

Buying shares ........................................................

Exchanging shares ....................................................

Redeeming shares .....................................................

Other things to know about share transactions ........................

Dividends, distributions and taxes ...................................

Share price ..........................................................

Financial highlights .................................................

-------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in equity securities of U.S. small cap issuers that, at the time the securities are purchased, have market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets is invested in equity securities of these issuers. At December 31, 2001, the maximum capitalization of issuers in this category was below $-- billion. This number will change with changes in the market. The fund's equity securities may include stocks listed in the Russell 2000 Index, which is an index of small capitalization stocks. The fund's equity securities may include common stocks, securities convertible into common stocks, preferred stocks and warrants.

SELECTION PROCESS The manager uses a growth-oriented investment style that emphasizes small U.S. companies with superior management teams and good prospects for growth. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies. In addition, the fund may invest in companies believed to be emerging companies relative to their potential markets. The fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in the manager's judgment, these securities remain good investments for the fund.

The manager generally attempts to avoid issuers in businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

The manager generally uses a "bottom-up" approach when selecting securities for the fund. This means that the manager looks primarily at individual companies against the context of broader market forces.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[] Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or a slowdown of economic growth
[] Stock prices decline generally
[] Small companies fall out of favor with investors
[] Stock prices of smaller, newer companies decline further and more abruptly than those of larger, more established companies in response to negative stock market movements
[] The manager's judgement about the attractiveness, growth prospects, or potential appreciation of a particular stock proves to be incorrect
[] A particular product or service developed by a company in which the fund invests is delayed or unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus on larger companies, the fund's share price may be more volatile because smaller companies are more likely to have:

[] Shorter operating histories and more erratic businesses
[] More limited product lines and distribution channels
[] Fewer capital resources
[] More limited management depth

Further, securities of smaller growth companies are more likely to:

[] Experience sharper swings in market values
[] Be less liquid
[] Offer greater potential for gains and losses

In addition, the fund's aggressive, growth-oriented investment style may increase the risks already associated with investing in smaller companies. For example, fast growing smaller company stocks may be more volatile than the stocks of other small cap companies because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of these securities typically fall. Growth securities may also be more volatile than other investments because they generally do not pay dividends.

See page __ for more information about the risks of investing in the fund.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if:

[] You want to direct a portion of your overall investment portfolio to stocks of small cap issuers
[] You are seeking growth of principal and not current income
[] You are prepared to accept high volatility of the fund's share price and possible losses
[] Your investment horizon is longer term -- typically at least five years

RISK RETURN BAR CHART

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, L and Y shares would have different performance because of their different expenses. The chart does not reflect sales charges, which would reduce your return. The chart does reflect certain fee waivers or reimbursements, which if reduced or eliminated may cause the fund's performance to go down.

-------------------------------------------------------------------------------
                        TOTAL RETURN FOR CLASS A SHARES*
-------------------------------------------------------------------------------

                  1996                               37.80%
                  1997                               15.81%
                  1998                               (4.43)%
                  1999                               41.16%
                  2000                               _____%

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS* (FOR THE YEARS COVERED BY THE BAR CHART):
Highest: 32.41% in 4th quarter 1999; Lowest: (25.10)% in 3rd quarter 1998.



* The returns shown for Class A shares include returns for periods before the creation of share classes on January 4, 1999.

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 2000 Growth Index. This table assumes imposition of the maximum sales charge currently applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends. The table also reflects certain fee waivers or reimbursements, which if reduced or eliminated may cause the fund's performance to go down.

-------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                    CALENDAR YEARS ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------

CLASS                            1 YEAR      SINCE INCEPTION      INCEPTION DATE

A*                                    %               %              6/21/95
B                                     %               %              1/04/99
L**                               n/a              n/a               9/11/00
Y**                               n/a              n/a               9/11/00
Russell 2000
Growth Index                          %               %                ***

  * The returns for Class A in the table have been adjusted to reflect the maximum front-end sales charge currently applicable to the Class A shares.
 ** Class L and Class Y shares are newly offered.
*** Index comparison begins on 6/21/95.

FEE TABLE

This table sets forth the fees and expenses you may pay if you invest in fund shares.

-------------------------------------------------------------------------------
                               SHAREHOLDER FEES
-------------------------------------------------------------------------------

(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                     CLASS A    CLASS B    CLASS L    CLASS Y

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)           5.00%       None      1.00%       None

Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                           None(1)   5.00%      1.00%       None

-------------------------------------------------------------------------------
                      ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------

(EXPENSES DEDUCTED FROM
FUND ASSETS)                         CLASS A    CLASS B     CLASS L    CLASS Y

Management fee                       1.10%      1.10%      1.10%      1.10%
Distribution and service
(12b-1) fees                         0.25%      1.00%      1.00%       None
Other expenses                       0.35%      0.35%      0.35%      0.35%
Total annual fund
operating expenses*                  1.70%      2.45%      2.45%      1.45%

* Because some of the Fund's
  expenses were waived or
  reimbursed, actual total
  operating expenses for the prior
  fiscal year were:                  1.35%      2.10%      2.10%      1.10%

  These fee waivers and reimbursements may be reduced or terminated at any time.
(1) You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
(2) The fund invests in securities through an underlying mutual fund. This table reflects the expenses of the fund and its underlying mutual fund.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[] You invest $10,000 in the fund for the periods shown
[] Your investment has a 5% return each year
[] You reinvest all distributions and dividends without a sales charge
[] The fund's operating expenses, without waivers, remain the same

-------------------------------------------------------------------------------
                     NUMBER OF YEARS YOU OWN YOUR SHARES
-------------------------------------------------------------------------------

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS

Class A
(with or without redemption)       $664       $1,009       $1,377        $2,408
Class B
(redemption at end of period)      $748       $1,064       $1,406        $2,601
Class B
(no redemption)                    $248       $  764       $1,306        $2,601
Class L
(redemption at end of period)      $446       $  856       $1,392        $2,858
Class L
(no redemption)                    $346       $  856       $1,392        $2,858
Class Y
(with or without redemption)       $148       $  459       $  792        $1,735

-------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
-------------------------------------------------------------------------------

DERIVATIVES The fund may, but need not, use derivative contracts, such as futures and forward currency contracts:

[] To hedge against changes in the prices of securities held or to be bought or changes in the values (in U.S. dollars) of securities of foreign issuers
[] To enhance potential gains
[] As a substitute for buying or selling securities
[] As a cash flow management technique

If the fund invests in derivatives, even a small investment in derivative contracts can have a big impact on the fund's stock and currency rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and the counterparty may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

FOREIGN INVESTMENTS The fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts.

The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, currency exchange controls and other limitations on the use or transfer of fund assets and political or social instability. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In addition, there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. Economic and Monetary Union and the introduction of a single European currently, which began on January 1, 1999, may increase uncertainties relating to investment in European markets.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

The risks of investing it foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

DEBT SECURITIES While the fund expects to invest mainly in equity securities, the fund may also invest in other securities that the manager believes provide opportunities for appreciation, such as fixed income securities. The fund's debt securities must be investment grade when the fund purchases them. Generally, the value of these debt securities will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

CONVERTIBLE SECURITIES Convertible securities, which are debt securities that may be converted into stock, are subject to the market risks of stocks as well as the risks of debt securities.

CASH MANAGEMENT The fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes.

PORTFOLIO TURNOVER The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance. The "Financial highlights" section of this Prospectus shows the fund's historical portfolio turnover rate.

INVESTMENT STRUCTURE The fund does not invest directly in securities but instead invests through an underlying mutual fund, having the same investment goals and strategies as the fund. The underlying mutual fund buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its underlying mutual fund at any time, and will do so if the fund's Trustees believe that to be in the best interests of the fund's shareholders. The fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals, which are not described here.

The fund's goals and strategies may be changed without shareholder approval.

-------------------------------------------------------------------------------
MANAGEMENT
-------------------------------------------------------------------------------

MANAGER The fund draws on the strength and experience of Citibank N.A. Citibank is currently the fund's investment manager, and subject to policies set by the fund's Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. and an affiliate of Salomon Smith Barney Inc.

Citigroup businesses provide a broad array of financial services, including asset management, banking, and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading, and use diverse channels to make these services available to consumer and corporate customers around the world.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

Marguerite Wagner and Stephen Rich are co-portfolio managers of the fund. From January 1999 to March 2000, Ms. Wagner was the lead portfolio manager. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibility for an internal mid-cap common trust fund and private equity managed accounts. Mr. Rich joined Citibank in 1999 and began co-managing the fund with Ms. Wagner in March 2000. Mr. Rich spent the previous eight years at J.P. Morgan Investment Management in various investment capacities. From 1997 to 1999 he was a co-portfolio manager for multiple styles of small capitalization institutional products and mutual funds. From 1995 to 1997, he worked in J.P. Morgan's Balanced & Structured Equity Group.

MANAGEMENT FEE For the fund's fiscal year ended October 31, 2000, Citibank received management fees totaling 0.75% of the fund's average daily net assets, after waivers.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

-------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
-------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[] If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses
[] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well
[] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[] Certain broker-dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")
[] The fund, but only if you are investing through certain qualified plans or Service Agents.

All classes of shares are not available through all Service Agents. You should consult your Service Agent for further information.

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------
                                             INITIAL                 ADDITIONAL
-------------------------------------------------------------------------------
                                 CLASSES A, B, L        CLASS Y      ALL CLASSES

General                              $1,000           $15 million          $50
IRA, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                             $  250           $15 million          $50
Qualified Retirement
Plans*                               $   25           $15 million          $25
Simple IRAs                          $    1               n/a              $ 1
Monthly Systematic
Investment Plans                     $   25               n/a              $25
Quarterly Systematic
Investment Plans                     $   50               n/a              $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

-------------------------------------------------------------------------------
COMPARING THE FUND'S CLASSES
-------------------------------------------------------------------------------

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

-------------------------------------------------------------------------------
                CLASS A         CLASS B         CLASS L         CLASS Y
-------------------------------------------------------------------------------
KEY FEATURES    []  Initial     []  No initial  []  Initial     []  No initial
                    sales           sales           sales           or
                    charge          charge          charge is       deferred
                []  You may                         lower than      sales
                    qualify                         Class A         charge
                    for         []  Deferred    []  Deferred    []  Must
                    reduction       sales           sales           invest at
                    or waiver       charge          charge for      least $15
                    of initial      declines        only 1          million
                    sales           over time       year
                    charge      []  Converts    []  Does not    []  Lower
                []  Lower           to Class A      convert to      annual
                    annual          after 8         Class A         expenses
                    expenses        years                           than the
                    than Class  []  Higher      []  Higher          other
                    B and           annual          annual          classes
                    Class L         expenses        expenses
                                    than            than
                                    Class A         Class A
------------------------------------------------------------------------------
INITIAL SALES
CHARGE
                    Up to           None            1.00%           None
                    5.00%;
                    reduced
                    for large
                    purchases
                    and waived
                    for
                    certain
                    investors.
                    No charge
                    for
                    purchases
                    of
                    $1,000,000
                    or more
------------------------------------------------------------------------------
DEFERRED SALES
CHARGE
                    1.00% on        Up to           1.00% if        None
                    purchases       5.00%           you redeem
                    of              charged         within 1
                    $1,000,000      when you        year of
                    or more if      redeem          purchase
                    you redeem      shares.
                    within 1        The charge
                    year of         is reduced
                    purchase        over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
------------------------------------------------------------------------------
ANNUAL
DISTRIBUTION
AND SERVICE         0.25% of        1.00% of        1.00% of        None
FEES                average         average         average
                    daily           daily           daily
                    net assets      net assets      net assets
------------------------------------------------------------------------------
EXCHANGEABLE
INTO*
                    Class A         Class B         Class L         Class Y
                    shares          shares          shares          shares
                    of most         of most         of most         of most
                    Smith           Smith           Smith           Smith
                    Barney          Barney          Barney          Barney
                    funds           funds           funds           funds
------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

-------------------------------------------------------------------------------
SALES CHARGES
-------------------------------------------------------------------------------

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge that you pay, depending on the amount that you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees that Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

-------------------------------------------------------------------------------
                                                                     BROKER/
                                   SALES CHARGE AS A % OF             DEALER
                                 -----------------------------      COMMISSION
                                 OFFERING        NET AMOUNT         AS A % OF
AMOUNT OF PURCHASE               PRICE (%)      INVESTED (%)      OFFERING PRICE
-------------------------------------------------------------------------------

Less than $25,000                  5.00             5.26               4.50
$25,000 but less than $50,000      4.25             4.44               3.83
$50,000 but less than $100,000     3.75             3.90               3.38
$100,000 but less than $250,000    3.25             3.36               2.93
$250,000 but less than $500,000    2.75             2.83               2.48
$500,000 but less than $1,000,000  2.00             2.04               1.80
$1,000,000 or more                  -0-             -0-             up to 1.00

INVESTMENTS OF $1,000,000 OR MORE You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

ACCUMULATION PRIVILEGE -- lets you combine the current value of Class A shares owned

[] by you, or
[] by members of your immediate family

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

LETTER OF INTENT -- Lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

[] Employees of NASD members
[] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup.
[] Investors who redeemed the same number of Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-------------------------------------------------------------------------------
YEAR AFTER PURCHASE      1ST     2ND     3RD     4TH     5TH     6TH THROUGH 8TH
-------------------------------------------------------------------------------
Deferred sales charge    5%       4%      3%      2%      1%            0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares that they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares that they have sold.

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

-------------------------------------------------------------------------------
                  SHARES ISSUED:
SHARES ISSUED:    ON REINVESTMENT OF                 SHARES ISSUED:
AT INITIAL        DIVIDENDS AND                      UPON EXCHANGE FROM ANOTHER
PURCHASE          DISTRIBUTIONS                      SMITH BARNEY FUND
-------------------------------------------------------------------------------

Eight years       In same proportion as the number  On the date the shares
after the         of Class B shares converting is   originally acquired would
date of           to total Class B shares you own   have converted into Class A
purchase          (excluding shares issued as a     shares
                  dividend)

CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of any Smith Barney fund on June 12, 1998, you will not pay an initial sales charge on Class L shares of the fund you may buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of Class L shares that they sell. Starting in the 13th month after purchase, Service Agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and there is no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

-------------------------------------------------------------------------------
MORE ABOUT DEFERRED SALES CHARGES
-------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[] Shares exchanged for shares of another Smith Barney fund
[] Shares representing reinvested distributions and dividends
[] Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

[] On payments made through certain systematic withdrawal plans
[] On certain distributions from a retirement plan
[] For involuntary redemptions of small account balances
[] For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

-------------------------------------------------------------------------------
BUYING SHARES
-------------------------------------------------------------------------------

Through a Service Agent  You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.
                         If you do not provide the following information, your order will be rejected:
                         [] Class of shares being bought
                         [] Dollar amount or number of shares being bought Your Service Agent may charge an annual account maintenance fee.

--------------------------------------------------------------------------------

       Through the fund  Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.
                         [] Write to the fund at the following address:
                             SMITH BARNEY SMALL CAP GROWTH
                             OPPORTUNITIES FUND
                             (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND
                             SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699
                         [] Enclose a check to pay for the shares. For initial
                            purchases, complete and send an account application.
                         [] For more information, call the transfer agent at
                            1-800-451-2010

--------------------------------------------------------------------------------

   Through a systematic  You may authorize your Service Agent or the investment plan  sub-transfer agent to transfer funds automatically from
                         (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or
                         (iii) certain money market funds, in order to buy shares on a regular basis.
                         [] Amounts transferred should be at least $25 monthly
                            or $50 quarterly
                         [] If you do not have sufficient funds in your account
                            on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee
                         For more information, contact your Service Agent or the transfer agent or consult the SAI.

-------------------------------------------------------------------------------
EXCHANGING SHARES
-------------------------------------------------------------------------------

  Smith Barney offers a You should contact your Service Agent to exchange distinctive family of into other Smith Barney funds. Be sure to read the funds tailored to help prospectus of the Smith Barney fund you are meet the varying needs exchanging into. An exchange is a taxable of both large and small  transaction.
              investors
                         [] You may exchange shares only for shares of the same
                            class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                         [] Not all Smith Barney funds may be offered in your
                            state of residence. Contact your Service Agent or the transfer agent for further information.
                         [] You must meet the minimum investment amount for each
                            fund (except for systematic investment plan exchanges).
                         [] If you hold share certificates, the transfer agent
                            must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                         [] The fund may suspend or terminate your exchange
                            privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------
   Waiver of additional Your shares will not be subject to an initial sales sales charges charge at the time of the exchange.

                         Your deferred sales charge (if any) will continue to
                         be measured from the date of your original purchase.
                         If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

           By telephone  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                         (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         You can make telephone exchanges only between
                         accounts that have identical registrations.
--------------------------------------------------------------------------------

                By mail If you do not have a brokerage account, contact your Service Agent or write to the fund at the address on the following page.

-------------------------------------------------------------------------------
REDEEMING SHARES
-------------------------------------------------------------------------------

              Generally  Contact your Service Agent to redeem shares of the fund.

                         If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                         If the shares are held by a fiduciary or corporation, other documents may be required.

                         Your redemption proceeds will normally be sent within three business days after your request is received in good order, but in any event within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                         If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

                By mail For accounts held directly at the fund, send written requests to the fund at the following address:
                             SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND
                             SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                         Your written request must provide the following:

                         [] The fund and account number
                         [] The class of shares and the dollar amount or number
                            of shares to be redeemed
                         [] Signatures of each owner exactly as the account is
                            registered

--------------------------------------------------------------------------------
           By telephone  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                         (ACH) to a bank account designated on your
                         authorization form. You must submit a new
                         authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------

         Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

                         The following conditions apply:

                         [] Your shares must not be represented by share
                            certificates
                         [] All dividends and distributions must be reinvested

                         For more information, contact your Service Agent or consult the SAI.

-------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
-------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[] Name of the fund
[] Account number
[] Class of shares being bought, exchanged or redeemed
[] Dollar amount or number of shares being bought, exchanged or redeemed
[] Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[] Are redeeming over $50,000 of shares
[] Are sending signed share certificates or stock powers to the sub-transfer agent
[] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[] Changed your account registration
[] Want the check paid to someone other than the account owner(s)
[] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[] Suspend the offering of shares
[] Waive or change minimum and additional investment amounts
[] Reject any purchase or exchange order
[] Change, revoke or suspend the exchange privilege
[] Suspend telephone transactions
[] Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

-------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

TRANSACTION                               FEDERAL TAX STATUS

Redemption or exchange of shares          Usually capital gain or loss;
                                          long-term only if shares owned more
                                          than one year

Long-term capital gain distributions      Long-term capital gain

Short-term capital gain distributions     Ordinary income

Dividends                                 Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

-------------------------------------------------------------------------------
SHARE PRICE
-------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Class A, Class B, Class L or Class Y fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP whose report, along with the fund's financial statements, is included in the annual report which is incorporated by reference into the Statement of Additional Information and which is available upon request. The fund was formerly known as CitiFunds Small Cap Growth Portfolio.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                               [LOGO]   Smith Barney
                                        Mutual Funds
                               Your Serious Money, Professionally Managed.(SM)

SMALL CAP GROWTH
OPPORTUNITIES FUND

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: public info@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-4007)
FD02003  ____

[LOGO]   Smith Barney
         Mutual Funds
Your Serious Money, Professionally Managed.(SM)


PROSPECTUS


Diversified Large
Cap Growth
Fund

CLASS A, B, L AND Y SHARES
-------------------------------------------------------------------------------
                  , 2000


-------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

DIVERSIFIED LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
CONTENTS
-------------------------------------------------------------------------------

Investments, risks and performance ...................................     2

More on the fund's investments .......................................     8

Management ...........................................................    10

Choosing a class of shares to buy ....................................    12

Comparing the fund's classes .........................................    14

Sales charges ........................................................    15

More about deferred sales charges ....................................    18

Buying shares ........................................................    19

Exchanging shares ....................................................    20

Redeeming shares .....................................................    21

Other things to know about share transactions ........................    23

Dividends, distributions and taxes ...................................    25

Share price ..........................................................    26

Financial highlights .................................................    27

-------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in equity securities of U.S. large cap issuers that, at the time the securities are purchased, have market capitalizations within the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets is invested in these securities. At December 31, 2000, issuers within the top 1,000 stocks had market capitalizations of at least $___ billion. This number will change with changes in the market. The fund may also invest in securities issued by smaller companies.

The fund's equity securities consist primarily of common stocks. The fund may also invest in other equity securities that the manager believes provide opportunities for appreciation, such as preferred stock, warrants and securities convertible into common stock.

SELECTION PROCESS The manager uses a growth approach, emphasizing well-established companies with superior management teams. The manager looks principally for issuers with long histories of strong, relatively predictable earnings growth rates and the products and strategies for continuing above-average growth. The manager seeks issuers that build earnings by increasing sales, productivity and market share rather than by cutting costs. The manager also emphasizes issuers with stable financial characteristics and low debt levels. The fund may continue to hold securities of issuers that become mid cap or small cap issuers if, in the manager's judgment, these securities remain good investments for the fund.

The manager generally uses a "bottom-up" approach when selecting securities for the fund. This means that the manager looks primarily at individual companies with consistent earnings growth against the context of broader market forces.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

[] Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or a slowdown of economic growth.
[] Stock prices decline generally.
[] Large capitalization companies fall out of favor with investors.
[] An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests.
[] The manager's judgement about the attractiveness, growth prospects, or potential appreciation of a particular stock proves to be incorrect.

The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are quite sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they generally do not pay dividends. The fund may underperform certain other stock funds (those emphasizing value stocks, for example) during periods when growth stocks are out of favor.

See page __ for more information about the risks of investing in the fund.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if:

[] You want to direct a portion of your overall investment portfolio to stocks of large cap issuers.
[] You are seeking growth of principal and not current income but are concerned about the high level of market volatility typically associated with more aggressive growth funds.
[] You are prepared to accept daily share price fluctuations and possible losses.
[] Your investment horizon is longer term -- typically at least five years.

RISK RETURN BAR CHART

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, L and Y shares would have different performance because of their different expenses. The chart does not reflect sales charges, which would reduce your return. The chart does reflect certain fee waivers or reimbursements, which if reduced or eliminated may cause the fund's performance to go down.

-------------------------------------------------------------------------------
                        TOTAL RETURN FOR CLASS A SHARES*
-------------------------------------------------------------------------------

                  1991                               30.74%
                  1992                                7.60%
                  1993                               12.26%
                  1994                               (0.41)%
                  1995                               27.55%
                  1996                               13.84%
                  1997                               31.38%
                  1998                               37.19%
                  1999                               17.18%
                  2000                               _____%

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS* (FOR THE YEARS COVERED BY THE BAR CHART):

Highest: 22.62% in 4th quarter 1998; Lowest: (7.71)% in 3rd quarter 1998.



* The returns shown for Class A shares include returns for periods before the creation of share classes on January 4, 1999.

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the S&P 500 Barra Growth Index. The table assumes imposition of the maximum sales charge currently applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends. The table also reflects certain fee waivers or reimbursements, which if reduced or eliminated may cause the fund's performance to go down.

-------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                    CALENDAR YEARS ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                      SINCE
CLASS           1 YEAR     5 YEARS     10 YEARS     INCEPTION     INCEPTION DATE
A*                   %           %           %            %          10/19/90
B                    %       n/a          n/a             %           1/04/99
L**              n/a         n/a          n/a          n/a            9/11/00
Y**              n/a         n/a          n/a          n/a            9/11/00
S&P 500 Barra
Growth Index         %           %           %         ***             ***

  * The returns for Class A in the table have been adjusted to reflect the maximum front-end sales charge currently applicable to the Class A shares.
 ** Class L and Class Y shares are newly offered.
*** Information regarding index performance from the inception of Class A shares is not available.

FEE TABLE

This table sets forth the fees and expenses you may pay if you invest in fund shares.

-------------------------------------------------------------------------------
                               SHAREHOLDER FEES
-------------------------------------------------------------------------------

(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                     CLASS A    CLASS B    CLASS L   CLASS Y

Maximum sales charge (load) imposed
on purchases
(as a % of offering price)            5.00%      None       1.00%      None
Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or
redemption)                           None(1)    5.00%      1.00%      None

-------------------------------------------------------------------------------
                      ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------

(EXPENSES DEDUCTED FROM
FUND ASSETS)                         CLASS A    CLASS B    CLASS L   CLASS Y

Management fee                        0.90%      0.90%      0.90%     0.90%
Distribution and service
(12b-1) fees                          0.25%      1.00%      1.00%      None
Other expenses                        0.14%      0.14%      0.14%     0.14%
Total annual fund
operating expenses*                   1.29%      2.04%      2.04%     1.04%
*Because some of the fund's
 expenses were waived or
 reimbursed, actual total operating
 expenses for the prior fiscal year
 were:                                1.05%      1.80%      1.80%     0.80%

These fee waivers and reimbursements may be reduced or terminated at any time.

(1) You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
(2) The fund invests in securities through an underlying mutual fund. This table reflects the expenses of the fund and its underlying mutual fund.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[] You invest $10,000 in the fund for the periods shown
[] Your investment has a 5% return each year
[] You reinvest all distributions and dividends without a sales charge
[] The fund's operating expenses remain the same

-------------------------------------------------------------------------------
                     NUMBER OF YEARS YOU OWN YOUR SHARES
-------------------------------------------------------------------------------

                                 1 YEAR      3 YEARS      5 YEARS       10 YEARS
Class A
(with or without redemption)      $625        $889         $1,172        $1,979
Class B
(redemption at end of period)     $707        $940         $1,198        $2,176
Class B
(no redemption)                   $207        $640         $1,098        $2,176
Class L
(redemption at end of period)     $405        $733         $1,187        $2,445
Class L
(no redemption)                   $305        $733         $1,187        $2,445
Class Y
(with or without redemption)      $106        $331         $  574        $1,271

-------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
-------------------------------------------------------------------------------

DERIVATIVES The fund may, but need not, use derivative contracts, such as stock index futures:

[] To hedge against changes in the prices of securities held or to be bought or changes in the values (in U.S. dollars) of securities of foreign issuers
[] To enhance potential gains
[] As a substitute for buying or selling securities
[] As a cash flow management technique

If the fund invests in derivatives, even a small investment in derivative contracts can have a big impact on the fund's stock and currency rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and the counterparty may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

FOREIGN INVESTMENTS The fund may invest in foreign securities, including the securities of emerging market issuers. The fund may invest directly in foreign issuers or invest in depositary receipts.

The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, currency exchange controls and other limitations on the use or transfer of fund assets and political or social instability. The Fund could also lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In addition, there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent the fund from realizing value in U.S. dollars from its investment in foreign securities. Economic and Monetary Union and the introduction of a single European currency, which began on January 1, 1999, may increase uncertainties relating to investment in European markets.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

SMALL CAP SECURITIES The fund may also invest in common stocks and other securities issued by small companies that have market capitalizations below the top 1,000 stocks of the equity market. The securities of smaller capitalized companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns and their prices may be more volatile, causing the fund's share price to be volatile.

DEBT SECURITIES While the fund expects to invest mainly in equity securities, the fund may also invest in debt securities to a limited extent. The fund's debt securities must be investment grade when the fund purchases them. Less than 5% of the fund's assets may be invested in debt securities rated Baa by Moody's or BBB by Standard & Poors. Generally, the value of these debt securities will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

CONVERTIBLE SECURITIES Convertible securities, which are debt securities that may be converted into stock, are subject to the market risks of stocks as well as the risks of debt securities.

CASH MANAGEMENT The fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes.

PORTFOLIO TURNOVER The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance. The "Financial highlights" section of this Prospectus shows the fund's historical portfolio turnover rate.

INVESTMENT STRUCTURE The fund does not invest directly in securities but instead invests through an underlying mutual fund, having the same investment goals and strategies as the fund. The underlying mutual fund buys, holds and sells securities in accordance with these goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its underlying mutual fund at any time, and will do so if the fund's Trustees believe that to be in the best interests of the fund's shareholders. The fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals, which are not described here.

The fund's goals and strategies may be changed without shareholder approval.

-------------------------------------------------------------------------------
MANAGEMENT
-------------------------------------------------------------------------------

MANAGER The fund draws on the strength and experience of Citibank N.A. Citibank is currently the fund's investment manager, and subject to policies set by the fund's Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. and an affiliate of Salomon Smith Barney Inc.

Citigroup businesses provide a broad array of financial services, including asset management, banking, and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading, and use diverse channels to make these services available to consumer and corporate customers around the world.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

Richard Goldman, Vice President, has been responsible, first as a co-portfolio manager and then as portfolio manager, for the daily management of the Fund since January 1996. Mr. Goldman is a Senior Investment Officer and portfolio manager at Citibank where he currently manages, or co-manages, approximately $4 billion of total assets. From 1988 through 1995 he was responsible for running Citicorp's Institutional Investor Relations Department.

MANAGEMENT FEE For the fund's fiscal year ended October 31, 2000, the manager received management fees totaling 0.66% of the fund's average daily net assets, after waivers.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

-------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
-------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

[] If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses
[] For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well
[] Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

[] Certain broker-dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent").
[] The fund, but only if you are investing through certain qualified plans or Service Agents

All classes of shares are not available through all Service Agents. You should consult your Service Agent for further information.

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.
-------------------------------------------------------------------------------
                                           INITIAL                   ADDITIONAL
-------------------------------------------------------------------------------
                               CLASSES A, B, L        CLASS Y        ALL CLASSES

General                            $1,000           $15 million          $50
IRA, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                           $  250           $15 million          $50
Qualified Retirement
Plans*                             $   25           $15 million          $25
Simple IRAs                        $    1               n/a              $ 1
Monthly Systematic
Investment Plans                   $   25               n/a              $25
Quarterly Systematic
Investment Plans                   $   50               n/a              $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

-------------------------------------------------------------------------------
COMPARING THE FUND'S CLASSES
-------------------------------------------------------------------------------

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

-------------------------------------------------------------------------------
                CLASS A         CLASS B         CLASS L         CLASS Y
-------------------------------------------------------------------------------
KEY FEATURES    []  Initial     []  No initial  []  Initial     []  No initial
                    sales           sales           sales           or
                    charge          charge          charge is       deferred
                []  You may                         lower than      sales
                    qualify                         Class A         charge
                    for         []  Deferred    []  Deferred    []  Must
                    reduction       sales           sales           invest at
                    or waiver       charge          charge for      least $15
                    of initial      declines        only 1          million
                    sales           over time       year
                    charge      []  Converts    []  Does not    []  Lower
                []  Lower           to Class A      convert to      annual
                    annual          after 8         Class A         expenses
                    expenses        years                           than the
                    than Class  []  Higher      []  Higher          other
                    B and           annual          annual          classes
                    Class L         expenses        expenses
                                    than            than Class A
                                    Class A
------------------------------------------------------------------------------
INITIAL SALES
CHARGE
                    Up to           None            1.00%           None
                    5.00%;
                    reduced
                    for large
                    purchases
                    and waived
                    for
                    certain
                    investors.
                    No charge
                    for
                    purchases
                    of
                    $1,000,000
                    or more
------------------------------------------------------------------------------
DEFERRED SALES
CHARGE
                    1.00% on        Up to           1.00% if        None
                    purchases       5.00%           you redeem
                    of              charged         within 1
                    $1,000,000      when you        year of
                    or more if      redeem          purchase
                    you redeem      shares.
                    within 1        The charge
                    year of         is reduced
                    purchase        over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
------------------------------------------------------------------------------
ANNUAL
DISTRIBUTION
AND SERVICE         0.25% of        1.00% of        1.00% of        None
FEES                average         average         average
                    daily           daily           daily
                    net assets      net assets      net assets
------------------------------------------------------------------------------
EXCHANGEABLE
INTO*
                    Class A         Class B         Class L         Class Y
                    shares          shares          shares          shares
                    of most         of most         of most         of most
                    Smith           Smith           Smith           Smith
                    Barney          Barney          Barney          Barney
                    funds           funds           funds           funds
------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

-------------------------------------------------------------------------------
SALES CHARGES
-------------------------------------------------------------------------------

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge that you pay, depending on the amount that you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees that Service Agents that sell shares of the Fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                                                     BROKER/
                                    SALES CHARGE AS A % OF            DEALER
                                  -----------------------------     COMMISSION
                                  OFFERING        NET AMOUNT        AS A % OF
AMOUNT OF PURCHASE                PRICE (%)      INVESTED (%)     OFFERING PRICE

Less than $25,000                   5.00             5.26              4.50
$25,000 but less than $50,000       4.25             4.44              3.83
$50,000 but less than $100,000      3.75             3.90              3.38
$100,000 but less than $250,000     3.25             3.36              2.93
$250,000 but less than $500,000     2.75             2.83              2.48
$500,000 but less than $1,000,000   2.00             2.04              1.80
$1,000,000 or more                   -0-             -0-            up to 1.00

INVESTMENTS OF $1,000,000 OR MORE You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

ACCUMULATION PRIVILEGE -- lets you combine the current value of Class A shares owned

[] by you, or
[] by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

LETTER OF INTENT -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

[] Employees of NASD members
[] Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
[] Investors who redeemed the same number of Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-------------------------------------------------------------------------------
YEAR AFTER PURCHASE      1ST     2ND     3RD     4TH     5TH     6TH THROUGH 8TH
-------------------------------------------------------------------------------
Deferred sales charge    5%       4%      3%      2%      1%            0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares that they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares that they have sold.

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                  SHARES ISSUED:
SHARES ISSUED:    ON REINVESTMENT OF                 SHARES ISSUED:
AT INITIAL        DIVIDENDS AND                      UPON EXCHANGE FROM ANOTHER
PURCHASE          DISTRIBUTIONS                      SMITH BARNEY FUND

Eight years       In same proportion as the number   On the date the shares
after the         of Class B shares converting is    originally acquired would
date of           to total Class B shares you own    have converted into Class A
purchase          (excluding shares issued as a      shares
                  dividend)

CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of any Smith Barney fund on June 12, 1998, you will not pay an initial sales charge on Class L shares of the fund you may buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares that they sell. Starting in the 13th month after purchase, Service Agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and there is no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

-------------------------------------------------------------------------------
MORE ABOUT DEFERRED SALES CHARGES
-------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

[] Shares exchanged for shares of another Smith Barney fund
[] Shares representing reinvested distributions and dividends
[] Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

[] On payments made through certain systematic withdrawal plans
[] On certain distributions from a retirement plan
[] For involuntary redemptions of small account balances
[] For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

-------------------------------------------------------------------------------
BUYING SHARES
-------------------------------------------------------------------------------

Through a Service Agent  You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

                         If you do not provide the following information, your order will be rejected:
                         [] Class of shares being bought
                         [] Dollar amount or number of shares being bought

                         Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

       Through the fund  Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                         [] Write to the fund at the following address:
                             SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND
                             SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699
                         [] Enclose a check to pay for the shares. For initial
                            purchases, complete and send an account application.
                         [] For more information, call the transfer agent at
                            1-800-451-2010.

--------------------------------------------------------------------------------

   Through a systematic  You may authorize your Service Agent or the investment plan  sub-transfer agent to transfer funds automatically from
                         (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or
                         (iii) certain money market funds in order to buy shares on a regular basis.

                         [] Amounts transferred should be at least: $25 monthly
                            or $50 quarterly
                         [] If you do not have sufficient funds in your account
                            on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                         For more information, contact your Service Agent or the transfer agent or consult the SAI.

-------------------------------------------------------------------------------
EXCHANGING SHARES
-------------------------------------------------------------------------------

  Smith Barney offers a You should contact your Service Agent to exchange distinctive family of into other Smith Barney funds. Be sure to read the funds tailored to help prospectus of the Smith Barney fund you are meet the varying needs exchanging into. An exchange is a taxable of both large and small  transaction.
              investors
                         [] You may exchange shares only for shares of the same
                            class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                         [] Not all Smith Barney funds may be offered in your
                            state of residence. Contact your Service Agent or the transfer agent for further information.
                         [] You must meet the minimum investment amount for each
                            fund (except for systematic investment plan exchanges).
                         [] If you hold share certificates, the transfer agent
                            must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                         [] The fund may suspend or terminate your exchange
                            privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------

   Waiver of additional Your shares will not be subject to an initial sales sales charges charge at the time of the exchange.

                         Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------

           By telephone  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                         (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------

                By mail If you do not have a brokerage account, contact your Service Agent or write to the fund at the address on the following page.

-------------------------------------------------------------------------------
REDEEMING SHARES
-------------------------------------------------------------------------------

              Generally  Contact your Service Agent to redeem shares of the fund.

                         If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                         If the shares are held by a fiduciary or corporation, other documents may be required.

                         Your redemption proceeds will normally be sent within three business days after your request is received in good order, but in any event within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                         If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------

                By mail For accounts held directly at the fund, send written requests to the fund at the following address:
                             SMITH BARNEY DIVERSIFIED LARGE CAP
                             GROWTH FUND
                             (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND
                             SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                         Your written request must provide the following:

                         [] The fund and account number
                         [] The class of shares and the dollar amount or number
                            of shares to be redeemed
                         [] Signatures of each owner exactly as the account is
                            registered

--------------------------------------------------------------------------------

           By telephone  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer
                         (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH).

--------------------------------------------------------------------------------

         Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

                         The following conditions apply:

                         [] Your shares must not be represented by certificates
                         [] All dividends and distributions must be reinvested

                         For more information, contact your Service Agent or consult the SAI.

-------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
-------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[] Name of the fund
[] Account number
[] Class of shares being bought, exchanged or redeemed
[] Dollar amount or number of shares being bought, exchanged or redeemed
[] Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[] Are redeeming over $50,000 of shares
[] Are sending signed share certificates or stock powers to the sub-transfer agent
[] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[] Changed your account registration
[] Want the check paid to someone other than the account owner(s)
[] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[] Suspend the offering of shares
[] Waive or change minimum and additional investment amounts
[] Reject any purchase or exchange order
[] Change, revoke or suspend the exchange privilege
[] Suspend telephone transactions
[] Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

-------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct you Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

TRANSACTION                                   FEDERAL TAX STATUS

Redemption or exchange of shares              Usually capital gain or loss;
                                              long-term only if shares owned
                                              more than one year

Long-term capital gain distributions          Long-term capital gain

Short-term capital gain distributions         Ordinary income

Dividends                                     Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

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SHARE PRICE
-------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the Fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

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FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Class A, Class B, Class L or Class Y fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report which is incorporated by reference in the Statement of Additional Information and which is available upon request. The fund was formerly known as CitiFunds Large Cap Growth Portfolio.

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                               [LOGO]   Smith Barney
                                        Mutual Funds
                               Your Serious Money, Professionally Managed.(SM)

DIVERSIFIED LARGE
CAP GROWTH FUND

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Your Serious Money. Profesionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-4007)
FD02002  _____

                                                                  Statement of
                                                        Additional Information
                                                                        , 2001

SMITH BARNEY(SM) DIVERSIFIED LARGE CAP GROWTH FUND
SMITH BARNEY(SM) SMALL CAP GROWTH OPPORTUNITIES FUND

(Members of the Smith Barney(SM) Family of Funds)

    Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth Opportunities Fund (the "funds") are series of CitiFunds Trust II (the "trust"). The trust is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The address and telephone number of the trust are 388 Greenwich Street, New York, New York 10013, (800) 451-2010. Each fund is permitted to invest all or a portion of its assets in one or more other investment companies. Currently, Smith Barney Diversified Large Cap Growth Fund invests all of its investable assets in Large Cap Growth Portfolio, and Smith Barney Small Cap Growth Opportunities Fund invests all of its investable assets in Small Cap Growth Portfolio. Large Cap Growth Portfolio and Small Cap Growth Portfolio are series of The Premium Portfolios. The address of The Premium Portfolios is 388 Greenwich Street, New York, New York 10013. Large Cap Growth Portfolio and Small Cap Growth Portfolio, are referred to as the "portfolios." The Premium Portfolios is referred to as the "portfolio trust."

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----
 1. The Trust ............................................................   2
 2. Investment Objectives and Policies ...................................   2
 3. Description of Permitted Investments and Investment Practices ........   3
 4. Investment Restrictions ..............................................  18
 5. Performance Information and Advertising ..............................  19
 6. Determination of Net Asset Value; Valuation of Securities ............  23
 7. Additional Information on the Purchase and Sale of Fund Shares and
    Shareholder Programs .................................................  24
 8. Management ...........................................................  33
 9. Portfolio Transactions ...............................................  40
10. Description of Shares, Voting Rights and Liabilities .................  41
11. Tax Matters ..........................................................  42
12. Financial Statements .................................................  44

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the
funds' separate Prospectuses, dated              , 2001, by which shares of
the funds are offered. This Statement of Additional Information should be read in conjunction with the applicable Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on
page    hereof. These financial statements can be found in each fund's Annual
Report to Shareholders. An investor may obtain copies of each fund's Prospectus and Annual Report without charge by calling 1-800-451-2010.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE TRUST

    CitiFunds Trust II is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The trust was called Landmark Funds II until its name was changed effective January 7, 1998. This Statement of Additional Information describes shares of Smith Barney Diversified Large Cap Growth Fund (the "Large Cap Growth Fund"), Smith Barney Small Cap Growth Opportunities Fund (the "Small Cap Growth Fund"), each of which is a separate series of the trust. Prior to September 11, 2000, Large Cap Growth Fund was called CitiFunds Large Cap Growth Portfolio, and Small Cap Growth Fund was called CitiFunds Small Cap Growth Portfolio. Prior to March 2, 1998, the Large Cap Growth Fund was called Landmark Equity Fund, and the Small Cap Growth Fund was called Landmark Small Cap Equity Fund. References in this Statement of Additional Information to the "Prospectus" of a fund are to
the applicable fund's Prospectus, dated              , 2001.

    Each fund is a diversified fund. Each fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder, and exemptive orders granted under such Act. Currently, each of the Large Cap Growth Fund and the Small Cap Growth Fund invests its assets in Large Cap Growth Portfolio and Small Cap Growth Portfolio, respectively (each, a "portfolio"). Prior to November 1, 1997, Large Cap Growth Portfolio was called Equity Portfolio and Small Cap Growth Portfolio was called Small Cap Equity Portfolio. Large Cap Growth Portfolio and Small Cap Growth Portfolio are series of The Premium Portfolios (the "portfolio trust"). The Premium Portfolios is an open-end, diversified management investment company organized as a New York trust. Under the 1940 Act, a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

    Each portfolio has the same investment objective and policies as the fund that invests in it. Because each fund invests through its corresponding portfolio, all references in this Statement of Additional Information to a fund include such fund's corresponding portfolio and to the trust include the portfolio trust, except as otherwise noted or except as the context requires.

    Citibank, N.A. ("Citibank" or the "manager") is the manager of each fund and each portfolio. The manager manages the investments of the portfolios from day to day in accordance with each portfolio's investment objective and policies. The selection of investments for the portfolios and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

    The boards of trustees of the trust and the portfolio trust provide broad supervision over the affairs of the funds and the portfolios, respectively. Shares of the funds are continuously sold by Salomon Smith Barney Inc., the funds' distributor (the "distributor").

                    2.  INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of each of the Large Cap Growth Fund and the Small Cap Growth Fund is long-term capital growth. Dividend income, if any, is incidental to each of these investment objectives.

    Each fund's Prospectus contains a discussion of the principal investment strategies of the fund and the principal risks of investing in the fund. The following supplements the information contained in each fund's Prospectus concerning the investment policies and techniques of each fund.

    The policies described herein and those described below under "Description of Permitted Investments and Investment Practices" are not fundamental and may be changed without shareholder approval.

    As noted above, a fund does not invest directly in securities, but instead invests all of its investable assets in a corresponding portfolio. The portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies. Of course, there can be no assurance that a fund or a portfolio will achieve its objective. The trustees of the trust believe that the aggregate per share expenses of each fund and the corresponding portfolio will be less than or approximately equal to the expenses that the fund would incur if the assets of the fund were invested directly in the types of securities held by the portfolio.

    The trust may withdraw the investment of a fund from the corresponding portfolio at any time if the board of trustees of the trust determines that it is in the best interests of the fund to do so. Upon any such withdrawal, the fund's assets would continue to be invested in accordance with the investment objective and policies described herein, either directly in securities or in another mutual fund or pooled investment vehicle having the same investment objective and policies. If the fund were to withdraw, the fund could receive securities from the portfolio instead of cash, causing the fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    A portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the portfolio will notify the corresponding fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the fund to withdraw its investment in the portfolio.

    Certain investment restrictions of the portfolios described below under "Investment Restrictions" are fundamental and cannot be changed with respect to a portfolio without approval by the investors in the portfolio. When a fund is asked to vote on certain matters concerning a portfolio, the fund will either hold a shareholder meeting and vote in accordance with shareholder instructions or otherwise vote in accordance with applicable rules and regulations. Of course, the fund could be outvoted, or otherwise adversely affected by other investors in the portfolio.

    A portfolio may sell interests to investors in addition to the corresponding fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the fund. Therefore, the investment return for all investors in funds investing in a portfolio may not be the same. These differences in returns are also present in other mutual fund structures. Information about other holders of interests in the portfolios is available from the funds' distributor.

                   3.  DESCRIPTION OF PERMITTED INVESTMENTS
                           AND INVESTMENT PRACTICES

    A fund may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the fund's Prospectus. The selection of investments and the utilization of investment techniques depend on, among other things, the manager's investment strategies for the funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the manager's opinion, make economic sense.

OPTIONS

    The funds may write covered call and put options and purchase call and put options on securities for hedging and non-hedging purposes. Call and put options written by a fund may be covered in the manner set forth below, or a fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

    A call option written by a fund is "covered" if the fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or liquid securities in a segregated account. A put option written by a fund is "covered" if the fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the fund in cash or liquid securities in a segregated account. Put and call options written by a fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the fund from risk of loss.

    When a fund writes a call option, the fund, in return for a fee, or "premium", agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the fund holds the security in question, the fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the fund realizes a gain or loss equal to the difference between the fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

    A fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the fund does not hold the underlying security, the fund's loss could be unlimited.

    A fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a fund plans to purchase. A put option written by the fund gives the holder the right to sell, and, in return for a premium, obligates the fund to buy, a security at the exercise price at any time before the expiration date.

    In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the fund, unless the security later appreciates in value. A fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

    Each fund may purchase options for hedging purposes or to increase the fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

    Each fund may purchase call options to hedge against an increase in the price of securities that the fund anticipates purchasing in the future. If such increase occurs, the call option will permit the fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the fund and the premium would be lost.

    Call options may also be purchased in order to increase a fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a fund in closing sale transactions, which are sales by the fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a fund owns, when a fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

    Each fund may write (sell) call and put options and purchase call and put options on securities indices. The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

    Each fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the manager or a subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or liquid securities in a segregated account. A fund may cover put options on securities indices by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the fund in cash or liquid securities in a segregated account. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a fund will only write call or put options on securities indices that are covered, covering an option does not protect the fund from risk of loss.

    A fund will receive a premium from writing a put or call option, which increases the fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a fund has written a call option falls or remains the same, the fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the fund's stock investments. By writing a put option, a fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a fund correlate with changes in the value of the index, writing covered put options on indices will increase the fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

    Each fund may purchase put options on securities indices when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the fund's loss will be limited to the premium paid for the option plus related transaction costs.

    A fund may purchase call options on securities indices to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

    Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a fund engage in such a transaction.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a fund of options on securities indices is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a fund purchases or writes securities index options as a hedging technique, the fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

    A fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

    The funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the fund, the fund would lose the premium it paid for the option and the expected benefit of the transaction.

    Listed options may have a liquid market while dealer options have none. Consequently, a fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the fund originally sold the option. Although the funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the funds, there can be no assurance that a fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a fund. Until a fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the fund may be unable to liquidate a dealer option.

    Each fund may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" below. Each of the funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

    The use of options by the funds may involve leveraging. Leveraging adds increased risks to a fund, because the fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS

    Each fund may enter into stock index futures contracts for hedging purposes and for nonhedging purposes.

    A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

    Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the funds.

    Each fund may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

    A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

    The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the fund will lose $200 (100 units x loss of $2) increased by transaction costs.

    Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. There can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the fund, which could require the fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a fund entered into a stock index futures contract in the belief that the prices of the stocks comprising the index would increase, and prices decreased instead, the fund would have both losses in its portfolio securities as well as in its futures positions.

    CFTC regulations require compliance with certain limitations in order to assure that a fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit a fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish that fund's non-hedging futures positions would exceed 5% of that fund's net assets. These limitations apply only to instruments regulated by the CFTC, and may not apply to all of the funds' transactions in futures contracts.

    Each fund will comply with this CFTC requirement, if applicable. In addition, an amount of cash or liquid securities will be maintained by the fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the fund's obligations under the futures contract, or the fund will otherwise "cover" its positions in accordance with applicable policies and regulations.

    The use of futures contracts potentially exposes a fund to the effects of "leveraging," which occurs when futures are used so that the fund's exposure to the market is greater than it would have been if the fund had invested directly in the underlying securities. "Leveraging" increases a fund's potential for both gain and loss.

OPTIONS ON FUTURES CONTRACTS

    The funds may purchase and write options to buy or sell futures contracts in which the funds may invest. These investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

    An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

    A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

    Options on futures contracts that are written or purchased by a fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

    A fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the funds in cash or securities in a segregated account. A fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the funds in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a fund, the fund will be required to sell the underlying futures contract which, if the fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a fund is exercised, the fund will be required to purchase the underlying futures contract which, if the fund has covered its obligation through the sale of such contract, will close out its futures position.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a fund writes an option on a futures contract and that option is exercised, the fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and a fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a fund to incur a loss on both the hedging instrument and the futures contract being hedged.

    The funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

    The funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a fund can buy a call option on a futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the fund could exercise the option and acquire the underlying futures contract at the strike price or the fund could offset the long call position with a sale and realize a profit. Or, a fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the fund and acquire the underlying futures position at the strike price; the fund's loss in this case could be unlimited.

    The funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a fund, because the fund's losses may be out of proportion to the amount invested in the instrument -- a relatively small investment may lead to much greater losses.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements collateralized by securities in which that fund may otherwise invest. Repurchase agreements are agreements by which a fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (frequently overnight and usually not more than seven days) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. A fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by a fund are fully collateralized, with such collateral being marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, a fund could experience delays in recovering the resale price. To the extent that, in the meantime, the value of the securities purchased has decreased, the fund could experience a loss.

REVERSE REPURCHASE AGREEMENTS

    Each fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund and the agreement by the fund to repurchase the securities at an agreed-upon price, date and interest payment. When a fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the fund's ability to meet its current obligations or impede investment management if a large portion of the fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has increased, the fund could experience a loss.

SECURITIES OF NON-U.S. ISSUERS

    Each fund may invest in securities of non-U.S. issuers. Investing in securities issued by foreign governments or by companies whose principal business activities are outside the United States may involve significant risks not present in U.S. investments. For example, the value of such securities fluctuates based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about non-U.S. issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

    It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. securities trading practices, including those involving securities settlement where a fund's assets may be released prior to receipt of payments, may expose the funds to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, non-U.S. brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

    Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

    American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

    ADRs, EDRs, and GDRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

    The funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

    The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that a fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

    In addition, unanticipated political or social developments may affect the value of a fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investment in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

EURO CONVERSION

    The funds may invest in securities of issuers in European countries. Certain European countries have joined the European Economic and Monetary Union (EMU). Each EMU participant's currency began a conversion into a single European currency, called the euro, on January 1, 1999, to be completed by July 1, 2002. The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities held by the funds are presently unclear. European financial markets, and therefore, the funds, could be adversely affected if the euro conversion does not continue as planned or if a participating country chooses to withdraw from the EMU. The funds could also be adversely affected if the computing, accounting and trading systems used by its service providers are not capable of processing transactions related to the euro. These issues may negatively affect the operations of the companies in which the funds invest as well.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Because each fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the funds may engage in foreign currency exchange transactions as an attempt to protect against uncertainty in the level of future foreign currency exchange rates or as an attempt to enhance performance.

    The funds may enter into foreign currency exchange transactions to convert U.S. currency to non-U.S. currency and non-U.S. currency to U.S. currency, as well as convert one non-U.S. currency to another non-U.S. currency. A fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange markets, or uses forward contracts to purchase or sell non-U.S. currencies.

    The funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

    A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades. A fund may enter into forward contracts for hedging and non-hedging purposes, including transactions entered into for the purposes of profiting from anticipated changes in foreign currency exchange rates.

    Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

    When a fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    When the portfolio managers believe that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell the non-U.S. currency, for a fixed amount of U.S. dollars. If a fund owns securities in that currency, the portfolio managers may enter into a contract to sell the non-U.S. currency in an amount approximating the value of some or all of the fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

    At the maturity of a forward contract, a fund will either deliver the non-U.S. currency, or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a fund engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

    Where a fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of a fund's securities at the expiration of a forward contract. Accordingly, it may be necessary for a fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the fund is obligated to deliver.

    When a fund enters into a forward contract for non-hedging purposes, there is a greater potential for profit but also a greater potential for loss. For example, a fund may purchase a given foreign currency through a forward contract if the value of such currency is expected to rise relative to the U.S. dollar or another foreign currency. Conversely, a fund may sell the currency through a forward contract if the value of the currency is expected to decline against the dollar or another foreign currency. The fund will profit if the anticipated movements in foreign currency exchange rates occur, which will increase gross income. Where exchange rates do not move in the direction or the extent anticipated, however, the fund may sustain losses which will reduce its gross income. Such transactions should be considered speculative and could involve significant risk of loss.

    Each fund has established procedures consistent with policies of the SEC concerning forward contracts. Those policies currently require that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the fund otherwise covers its position in accordance with applicable regulations and policies.

    Each fund may purchase put options on a currency in an attempt to protect against currency rate fluctuations or to seek to enhance gains. When a fund purchases a put option on a currency, the fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each fund may purchase put or call options on currencies, even if the fund does not currently hold or intend to purchase securities denominated in such currencies.

    The benefit to the fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options.

    The funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the fund may be offset by the amount of the premium received. If the expected decline does not occur, the fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. A fund could also write call options on a currency, even if it does not own any securities denominated in that currency, in an attempt to enhance gains. In that case, if the expected decline does not occur, the fund would be required to purchase the currency and sell it at a loss, which may not be offset by the premium received. The losses in this case could be unlimited.

    Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.

    Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each fund may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the CFTC. In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.

    The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

    In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the funds may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the funds are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the funds.

    Put and call options on non-U.S. currencies written by a fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

    Each fund may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. For example, the fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the fund's holdings denominated in the currency sold.

    Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

    Of course, a fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. Transactions entered into to protect the value of a fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

    Investors should also be aware of the increased risk to a fund and its investors when it enters into foreign currency exchange transactions for non-hedging purposes. Non-hedging transactions in such instruments involve greater risks and may result in losses which are not offset by increases in the value of a fund's other assets. Although a fund is required to segregate assets or otherwise cover certain types of transactions, this does not protect the fund against risk of loss. Furthermore, the funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a fund, because the fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the portfolio managers to be of good standing, and when, in the judgment of the portfolio managers, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a fund could suffer loss if the borrower terminates the loan and the fund is forced to liquidate investments in order to return the cash collateral to the buyer. The portfolio managers will make loans only when, in the judgment of the portfolio managers, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the portfolio managers determine to make loans, it is not intended that the value of the securities loaned by a fund would exceed 30% of the market value of its total assets.

WHEN-ISSUED SECURITIES

    Each fund may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the applicable fund would take delivery of such securities, but the fund may sell them before the settlement date. In general, the fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. When a fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each fund expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the funds intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of a fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

CONVERTIBLE SECURITIES

    The funds may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

RULE 144A SECURITIES

    Consistent with applicable investment restrictions, each fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act ("Rule 144A securities"). However, neither fund will invest more than 15% of its net assets (taken at market value) in illiquid investments, which includes securities for which there is no readily available market, securities subject to contractual restrictions on resale and Rule 144A securities, unless, in the case of Rule 144A securities, the board of trustees of the trust determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The trustees have adopted guidelines and, subject to oversight by the trustees, have delegated to the manager or to a subadviser the daily function of determining and monitoring liquidity of Rule 144A securities.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a fund to sell them promptly at an acceptable price.

BANK OBLIGATIONS

    The funds may invest in bank obligations, i.e., certificates of deposit, time deposits including Eurodollar time deposits, and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

COMMERCIAL PAPER

    Each fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

OTHER INVESTMENT COMPANIES

    Subject to applicable statutory and regulatory limitations, assets of each fund may be invested in shares of other investment companies. Each fund may invest up to 5% of its assets in closed-end investment companies as permitted by applicable law.

SECURITIES RATED BAA OR BBB

    Each fund may purchase securities rated Baa by Moody's or BBB by S&P and securities of comparable quality, which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

    Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by a fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

    Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

    The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the funds because they create an obligation, or indebtedness, to someone other than the funds' investors and enable a fund to participate in gains and losses on an amount that exceeds its initial investment. If a fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

    Likewise, if a fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the fund will participate in gains or losses on the full contract price.

    Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a fund purchases a stock call option, the fund pays a premium in an amount equal to a fraction of the stock price, and in return, the fund participates in gains on the full stock price. If there were no gains, the fund generally would lose the entire initial premium.

    Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a fund otherwise invests.

    The use of derivatives may increase the amount of taxable income of a fund and may affect the amount, timing and character of a fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

ADDITIONAL INFORMATION

    At times, a substantial portion of a fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by the manager and its affiliates, holds all or a major portion. Although the manager generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when it believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

DEFENSIVE STRATEGIES

    Each fund may, from time to time, take temporary defensive positions that are inconsistent with the fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.

                         4.  INVESTMENT RESTRICTIONS

    The trust, on behalf of the funds, and the portfolio trust, on behalf of the portfolios, have each adopted the following policies which may not be changed with respect to any fund or portfolio without approval by holders of a majority of the outstanding voting securities of that fund or portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the fund or portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund or portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    None of the funds or portfolios may:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed; or purchase any securities at any time at which borrowings exceed 5% of the total assets of the fund or portfolio, taken at market value. It is intended that a fund or portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the fund or beneficial interests in the portfolio while effecting an orderly liquidation of portfolio securities.

        (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the fund's or portfolio's total assets (taken at market value), (b) through the use of repurchase agreements or fixed time deposits or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

        (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the fund or portfolio more than 10% of the voting securities of such issuer to be held by the fund or portfolio; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that each fund and portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

        (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the fund's or portfolio's total assets more than 5% of the fund's or portfolio's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that each fund and portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

        (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the fund's or portfolio's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

        (6) Underwrite securities issued by other persons, except that all or any portion of the assets of the fund or portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the fund or portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

        (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the fund or portfolio from purchasing or selling futures contracts or options thereon, and each fund and portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the fund or portfolio).

        (8) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

    For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing. For purposes of restriction (7) above, the funds also may purchase and sell securities issued by companies that invest or deal in real estate or real estate investment trusts.

    If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the applicable Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for a fund or portfolio will not be considered a violation of policy.

                 5.  PERFORMANCE INFORMATION AND ADVERTISING

    From time to time the funds may advertise their total returns and average annual total returns in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of a fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The funds may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

    From time to time, a fund may quote its average annual total return or total return in advertisements or in reports and other communications to shareholders. A fund may include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other financial publications, and may be included in various industry and financial publications, such as:
Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the funds describes the expenses or performance of any class it will also disclose such information for the other classes.

AVERAGE ANNUAL TOTAL RETURN

    A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

    P(1 + T)n = ERV

    Where:    P       =        a hypothetical initial payment of $1,000.

              T       =        average annual total return.

              n       =        number of years.

              ERV     =        Ending Redeemable Value of a hypothetical $1,000
                               investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

    In computing total rates of return and yield quotations, all fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Set forth below is the average annual total rate of return information for the Class A, Class B, Class L and Class Y shares of each fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested. All outstanding shares were designated Class A shares on January 4, 1999. Prior to January 4, 1999 there were no sales charges on the purchase or sale of the funds' shares. The Class A performance for past periods has therefore been adjusted to reflect the maximum sales charge currently in effect. The funds offered Class B shares beginning January 4, 1999 and Class L and Class Y shares beginning September 11, 2000. For periods prior to January 4, 1999 (in the case of Class B shares) and September 11, 2000 (in the case of Class L and Class Y shares) share performance includes the performance of the fund's Class A shares, adjusted to take into account the deduction of the different sales charges applicable to such Class, rather than the initial sales charge applicable to Class A shares. This blended performance has been adjusted to take into account differences in class specific operating expenses.

    Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                                       AVERAGE
                                                                        ANNUAL
                                                                      TOTAL RATE
                                                                      OF RETURN
                                                                      ---------

LARGE CAP GROWTH FUND

CLASS A
Ten Years Ended October 31, 2000 ..................................     16.47%
Five Years Ended October 31, 2000 .................................     17.99%
One Year Ended October 31, 2000 ...................................     (1.96)%

CLASS B
January 4, 1999 (Commencement of Operations) to October 31, 2000 ..      2.16%
Ten Years Ended October 31, 2000 ..................................     15.73%
Five Years Ended October 31, 2000 .................................     17.37%
One Year Ended October 31, 2000 ...................................     (2.65)%

CLASS L
September 11, 2000 (Commencement of Operations) to October 31, 2000     (6.71)%
Ten Years Ended October 31, 2000 ..................................     16.29%
Five Years Ended October 31, 2000 .................................     18.51%
One Year Ended October 31, 2000 ...................................      3.20%

CLASS Y
September 11, 2000 (Commencement of Operations) to October 31, 2000      N/A
Ten Years Ended October 31, 2000 ..................................     17.36%
Five Years Ended October 31, 2000 .................................     19.50%
One Year Ended October 31, 2000 ...................................      3.45%

SMALL CAP GROWTH FUND

CLASS A
June 21, 1995 (Commencement of Operations) to October 31, 2000 ....     25.54%
Five Years Ended October 31, 2000 .................................     23.13%
One Year Ended October 31, 2000 ...................................     37.63%

CLASS B
January 4, 1999 (Commencement of Operations) to October 31, 2000 ..     26.52%
Five Years Ended October 31, 2000 .................................     22.56%
One Year Ended October 31, 2000 ...................................     36.59%

CLASS L
September 11, 2000 (Commencement of Operations) to October 31, 2000     (6.97)%
Five Years Ended October 31, 2000 .................................     22.98%
One Year Ended October 31, 2000 ...................................     40.95%

CLASS Y
September 11, 2000 (Commencement of Operations) to October 31, 2000      N/A
Five Years Ended October 31, 2000 .................................     24.70%
One Year Ended October 31, 2000 ...................................     45.22%

    For advertising and sales purposes, the funds will generally use the performance of Class A shares. Class A shares are sold at net asset value plus a current maximum sales charge of 5.00%. Performance will typically include this maximum sales charge for the purposes of calculating performance figures. If the performance of Class B, Class L or Class Y shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class A performance, adjusted to reflect the differences in sales charges (but may not reflect the differences in fees and expenses) between the classes. For these purposes, it will be assumed that the maximum Contingent Deferred Sales Charge applicable to the Class B and Class L shares is deducted at the times, in the amount, and under the terms stated in the Prospectus. Class B, Class L and Class Y share performance generally would have been different than Class A performance, had the Class B, Class L and Class Y shares been offered for the entire period, because the expenses attributable to Class B, Class L and Class Y shares are different than the expenses attributable to the Class A shares. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.

AGGREGATE TOTAL RETURN

    The funds' "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

    ERV - P

    Where:    P       =        a hypothetical initial payment of $10,000.

              ERV     =        Ending Redeemable Value of a hypothetical $10,000
                               investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

LARGE CAP GROWTH FUND
AGGREGATE ANNUAL TOTAL RETURN

                                                                      SINCE
CLASS OF SHARES         1 YEAR        5 YEARS       10 YEARS        INCEPTION(1)

Class A(2)              (1.96)%       17.99%        16.47%          16.22%
Class B(3)              (2.65)%       N/A           N/A             2.16%
Class L(4)              N/A           N/A           N/A             (6.71)%
Class Y                 N/A           N/A           N/A             N/A

------------
(1) All outstanding shares were designated Class A on January 4, 1999. Class B shares commenced operations on January 4, 1999. Classes L and Class Y shares commenced operations on September 11, 2000.
(2) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period would have been 3.20%, 19.21%, 17.07% and 16.81% for the ten year, five year, one year and since inception periods, respectively.
(3) The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the investment at the time of redemption. If the maximum Deferred Sales Charge had not been deducted, the average annual total return for Class B shares would have been 2.47% and 5.08% for the one year and since inception periods, respectively.
(4) The average annual total return figure assumes that the maximum sales charge and maximum applicable Deferred Sales Charge has been deducted from the investment at the time of purchase and redemption, respectively. If these charges had not been deducted, the average annual total return for Class L shares would have been (4.82)% for the since inception period.

SMALL CAP GROWTH FUND
AGGREGATE ANNUAL TOTAL RETURN

                                                                      SINCE
CLASS OF SHARES         1 YEAR        5 YEARS       10 YEARS        INCEPTION(1)

Class A(2)              37.63%        23.13%        N/A             25.54%
Class B(3)              36.59%        N/A           N/A             26.52%
Class L(4)              N/A           N/A           N/A             (6.97)%
Class Y                 N/A           N/A           N/A             N/A

------------
(1) All outstanding shares were designated Class A on January 4, 1999. Class B shares commenced operations on January 4, 1999. Classes L and Class Y shares commenced operations on September 11, 2000.
(2) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, the average annual total return for Class A shares would have been 44.87%, 24.40% and 26.75% for the five year, one year and since inception periods, respectively.
(3) The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the investment at the time of redemption. If the maximum Deferred Sales Charge had not been deducted, the average annual total return for Class B shares would have been 43.78% and 30.13% for the one year and since inception periods, respectively.
(4) The average annual total return figure assumes that the maximum sales charge and maximum applicable Deferred Sales Charge has been deducted from the investment at the time of purchase and redemption respectively. If these charges had not been deducted, the average annual total return for Class L shares would have been (5.08)% for the since inception period.

    Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

        6.  DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

    The net asset value per share of each fund is determined for each class on each day during which the New York Stock Exchange is open for trading ("business day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination is made once each day as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets attributable to the class (including its interest in its corresponding portfolio), then subtracting the liabilities attributable to the class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

    The value of each portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of its corresponding fund is determined. The net asset value of each fund's investment in the portfolio in which it invests is equal to the fund's pro rata share of the net assets of the portfolio.

    For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a non-U.S. exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees of the trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the board of trustees of the trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the board of trustees of the trust.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. Trading may also take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the funds. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the board of trustees of the trust.

    Interest income on long-term obligations held for a fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premiums.

            7.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF
                     FUND SHARES AND SHAREHOLDER PROGRAMS

    As described in the Prospectus, the funds provide you with alternative ways of purchasing shares based upon your individual investment needs.

    Each class of shares of a fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert to Class A shares in eight years, and Class Y shares bought under a letter of intent may convert into Class A shares, each as more fully described below. In addition, shares held in a Salomon Smith Barney Retirement Program may have special exchange rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) Securities and Exchange Commission ("SEC") and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

CLASS A SHARES

    Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

    Each fund receives the entire net asset value of all Class A shares that are sold. The distributor retains the full applicable sales charge from which it pays the uniform reallowances shown in the table below.

                                                                                                               BROKER/DEALER
                                                         SALES CHARGE               SALES CHARGE                COMMISSION
AMOUNT OF                                                  AS A % OF                  AS A % OF                  AS A % OF
YOUR INVESTMENT                                         OFFERING PRICE             YOUR INVESTMENT            OFFERING PRICE
---------------                                         --------------             ---------------            --------------
Less than $25,000 ................................           5.00%                      5.26%                      4.50%
$25,000 to less than $50,000 .....................           4.25%                      4.44%                      3.83%
$50,000 to less than $100,000 ....................           3.75%                      3.90%                      3.38%
$100,000 to less than $250,000 ...................           3.25%                      3.36%                      2.93%
$250,000 to less than $500,000 ...................           2.75%                      2.83%                      2.48%
$500,000 or more but less than $1,000,000                    2.00%                      2.04%                      1.80%
$1,000,000 or more ...............................           --0--*                     --0--*                  up to 1.00%

----------
* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales
  Charge on Class A shares is payable to certain broker-dealers, financial intermediaries, financial institutions or the distributor's financial consultants (each called a "service agent") whose clients make purchases of $1,000,000 or more. The
  Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and
  Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge."

    Service agents may receive up to 90% of the sales charge and may be deemed to be underwriters of each fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

    The initial sales charge on Class A shares may be waived in certain circumstances. See "Sales Charge Waivers and Reductions" below for more information about waivers of initial sales charge on Class A shares.

CLASS B SHARES

    Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

    Commissions will be paid to service agents that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other Smith Barney mutual funds or on sales of Class B shares to investors exempt from the CDSC. Service agents that sell Class B shares will also receive a portion of the service fee payable under the Class B Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

CLASS L SHARES

    Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Service agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the 13th month after purchase, service agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of another Smith Barney mutual fund on June 12, 1998 will not be subject to the 1.00% initial sales charge.

CLASS Y SHARES

    Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

GENERAL

    Investors may purchase shares from a service agent that has entered into a sales or service agreement with the distributor concerning the fund. In addition, certain investors, including qualified retirement plans which are customers of certain service agents, may be eligible to purchase shares directly from the fund. When purchasing shares of a fund, investors must specify the fund's name and whether the purchase is for Class A, Class B, Class L or Class Y shares. Service agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with the sub-transfer agent are not subject to a maintenance fee.

    Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial investment of at least (i) $1,000 for each account,
(ii) $250 for an IRA, or a Self-Employed Retirement Plan, or Uniform Gift to Minor account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under
Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(K) plans) and (iv) $1 for Simple IRAs in a fund. The minimum initial investments required for Systematic Investment Plans are discussed below under "Systematic Investment Plans". Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least (i) $50 may be made for all classes for each account, IRA, Self-Employed Retirement Plan, or Uniform Gift to Minor account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Salomon Smith Barney, and directors/trustees of any Citigroup affiliated funds, including the Smith Barney mutual funds, and their spouses and children. Each fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.

    Shares purchased will be held in the shareholder's account by the service agent. Share certificates are only issued upon a written request by the shareholder of record to the sub-transfer agent.

    Purchase orders received by a fund prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a service agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through a service agent, payment for shares of a fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

    From time to time, the funds' distributor or the manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the funds. Such concessions provided by the funds' distributor or the manager may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the funds, and/or other dealer-sponsored events. From time to time the funds' distributor or the manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

SYSTEMATIC INVESTMENT PLAN

    Class A, Class B and Class L shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, a service agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by its service agent or the sub-transfer agent. The Systematic Investment Plan also authorizes a service agent to apply cash held in the shareholder's brokerage account opened with the service agent or redeem the shareholder's shares of certain money market funds to make additions to the account. Additional information is available from the funds or the investor's service agent.

SALES CHARGE WAIVERS AND REDUCTIONS

    INITIAL SALES CHARGE WAIVERS

        Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) board members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of financial consultants or other registered representatives who recently joined a broker-dealer affiliated with Citigroup that has a sales agreement with the distributor concerning a fund, if certain conditions are met; (d) purchases by shareholders who have redeemed Class A shares in a fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by certain investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with certain Citigroup affiliates, including Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

    RIGHT OF ACCUMULATION

        Class A shares of a fund may be purchased by "any person", which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney mutual funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the funds or the investor's service agent.

    LETTER OF INTENT -- CLASS A SHARES

        A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of a fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your service agent or the transfer agent to obtain a Letter of Intent application.

    LETTER OF INTENT -- CLASS Y SHARES

        A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares of Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be converted to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to a fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact your service agent or the transfer agent for further information.

    DEFERRED SALES CHARGE PROVISIONS

        "Deferred Sales Charge Shares" are applicable to: (a) Class B shares;
    (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

        Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed six years or later since their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

        Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding account statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Salomon Smith Barney Retirement Programs -- Retirement Programs Investing in Class B Shares."

    YEAR SINCE PURCHASE PAYMENT WAS MADE                  DEFERRED SALES CHARGE
    ------------------------------------                  ---------------------
    1st                                                             5%
    2nd                                                             4%
    3rd                                                             3%
    4th                                                             2%
    5th                                                             1%
    6th and thereafter                                             None

        Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to the higher Class B share distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

        The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney or CitiFunds mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to the fund's distributor.

        To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

    WAIVERS OF DEFERRED SALES CHARGE

        The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares -- Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

        Deferred Sales Charge waivers will be granted subject to confirmation (by service agents in the case of shareholders who hold shares through a service agent or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

SALOMON SMITH BARNEY RETIREMENT PROGRAMS

    You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. Each fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

    There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/ or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

    For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administration services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

    For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

    Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

    Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

    Retirement programs opened on or after June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice(TM) Program, a participating plan total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

    Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

    Any participating plan in the Smith Barney 401(k) or the ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoice
(TM) Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund without a sales charge. Any Class L shares not exchanged will continue to be subject to the distribution fee.

    Participating plans wishing to acquire shares of a fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact your service agent or the transfer agent.

    For more information, call your service agent or the transfer agent.

REDEMPTION OF SHARES

    General. Each fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to the net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable Deferred Sales Charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

    If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions from the shareholder's service agent, or if the shareholder's account is not with a service agent, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

    Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's service agent, or by submitting a written request for redemption to:

    Smith Barney Diversified Large Cap Growth Fund or Smith Barney Small Cap
      Growth Opportunities Fund (please specify)
      Class A, B, L or Y (please specify)
      c/o PFPC Global Fund Services
      P.O. Box 9699,
      Providence, Rhode Island 02940-9699.

    A written redemption request must (a) state the name of the fund for which you are redeeming shares, (b) state the class and number or dollar amount of shares to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. A signature guarantee may also be required however, if (i) the sub-transfer agent is instructed to mail the redemption proceeds to an address different than the address on the account, (ii) the account registration information has changed, (iii) the redemption proceeds are paid to someone other than the account owner(s) or (iv) the redemption proceeds are transferred to an acount with a different registration. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

    Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares subject to a Deferred Sales Charge at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted. The Withdrawal Plan will be carried over on exchanges between funds or classes of a fund.

    Shareholders who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must first deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through a fund may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their service agent or a fund's sub-transfer agent.

    Telephone Redemption And Exchange Program. Shareholders who do not have a brokerage account with a service agent may be eligible to redeem and exchange fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided to the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/ her initial investment in a fund.)

    Redemptions. Redemption requests of up to $50,000 of any class or classes of a fund's shares may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued, are not permitted under this program.

    A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The transfer agent reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be requied to provide a signature guarantee and certain other documentation.

    Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

    Additional Information regarding Telephone Redemption and Exchange Program. Neither a fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

    The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets a fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the fund's shareholders.

    Distributions in Kind. If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make a redemption payment wholly in cash, the fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.

EXCHANGE PRIVILEGE

    General. Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided your service agent is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange.

    Exchanges of Class A, Class B, Class L and Class Y shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

    The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from your service agent.

    Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

    Class B Exchanges. Class B shares of any fund may be exchanged for other Class B shares without a Deferred Sales Charge. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher Deferred Sales Charge than that imposed by the funds, the exchanged Class B shares will be subject to the higher applicable Deferred Sales Charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

    Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

    Class A and Class Y Exchanges. Class A and Class Y shareholders of a fund who wish to exchange all or a portion of their shares for shares of the respective class in another fund may do so without imposition of any charge.

ADDITIONAL INFORMATION REGARDING THE EXCHANGE PRIVILEGE

    Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

    Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares--Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.

    This exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold Fund shares through service agents, their service agents to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

DETERMINATION OF PUBLIC OFFERING PRICE

    The funds offer their shares to the public on a continuous basis. The public offering price for a Class A, Class B, Class L and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A and Class L shares. A Deferred Sales Charge, however, is imposed on certain redemptions of Class A, Class B and Class L shares. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

                                8.  MANAGEMENT

    Each fund is supervised by the board of trustees of the trust. Each portfolio is supervised by the board of trustees of The Premium Portfolios. In each case, a majority of the trustees are not affiliated with the manager.

    The trustees and officers of the trust and the portfolio trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those trustees and officers are "interested persons" (as defined in the 1940 Act) of the trust or the portfolio trust. Unless otherwise indicated below, the address of each trustee and officer is 388 Greenwich Street, New York, New York.

TRUSTEES OF THE TRUST

RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

DIANA R. HARRINGTON; 60 -- Professor, Babson College (since 1994); Trustee, The Highland Family of Funds (March 1997 to March 1998).

SUSAN B. KERLEY; 49 -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990).

HEATH B. MCLENDON*; 67 -- Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC (formerly known as SSBC Fund Management Inc.) (since March 1996); Managing Director of Salomon Smith Barney (since August
1993); President of Travelers Investment Adviser, Inc.; Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York.

C. OSCAR MORONG, JR.; 65 -- Chairman of the board of trustees of the trust and the portfolio trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (since 1990); Trustee, MAS Funds (since
1993).

E. KIRBY WARREN; 66 -- Professor of Management, Graduate School of Business, Columbia University (since 1987).

TRUSTEES OF THE PORTFOLIO TRUST

ELLIOTT J. BERV; 57 -- President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984).

MARK T. FINN; 57 -- President and Director, Delta Financial, Inc. (since June
1983); Chairman of the Board and part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April 1990 to February 1996); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March 1997); Chairman and Owner, Vantage Consulting Group, Inc. (since October 1988).

C. OSCAR MORONG, JR.; 65 -- Chairman of the board of trustees of the trust and the portfolio trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (since 1990); Trustee, MAS Funds (since
1993).

WALTER E. ROBB, III; 74 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN; 66 -- Professor of Management, Graduate School of Business, Columbia University (since 1987).

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

HEATH B. McLENDON*; 67 -- President of the trust; Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE*; 43 -- Senior Vice President and Treasurer of the trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID*; 40 -- Controller of the trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO*; 43 -- Assistant Controller of the trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK*; 47 -- Assistant Controller of the trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE*; 35 -- Assistant Treasurer of the trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY*; 41 -- Assistant Treasurer of the trust. Ms. Motley is Director
- Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.*; 46 -- Secretary of the trust Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.*; 38 -- Assistant Secretary of the trust. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.*; 31 -- Assistant Secretary of the trust. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.*; 31 -- Assistant Secretary of the trust. Mr. Goldblat has been an Associate General Counsel at SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.

    The trustees and officers of the trusts also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

    The following table shows trustee compensation for the fiscal year ended October 31, 2000:

                                                                                                          TOTAL
                                                               PENSION OR           ESTIMATED          COMPENSATION
                                                               RETIREMENT            ANNUAL           FROM TRUST AND
                                           AGGREGATE            BENEFITS            BENEFITS           FUND COMPLEX
                                         COMPENSATION       ACCRUED AS PART           UPON               PAID TO
    TRUSTEE                             FROM REGISTRANT     OF FUND EXPENSES       RETIREMENT          TRUSTEES(1)
    -------                             ---------------     ----------------       ----------          ----------
Riley C. Gilley ......................      $5,539                None                None               $5,539
Diana R. Harrington ..................      $6,882                None                None               $6,882
Susan B. Kerley ......................      $6,806                None                None               $6,806
Heath B. McLendon ....................      $    0                None                None               $    0
C. Oscar Morong, Jr. .................      $8,508                None                None               $8,508
E. Kirby Warren ......................      $6,845                None                None               $6,845
William S. Woods, Jr. (2) ............      $6,693                None                None               $6,693

------------
(1) Prior to September 11, 2000, the funds were part of the CitiFunds(SM) Fund Complex. Messrs. Gilley, McLendon,
    Morong, Warren and Woods and Mses. Harrington and Kerley earned total compensation from the trust and the
    CitiFunds Fund Complex of $70,500, $0, $93,500, $68,250, $44,250, $67,500, and $66,000, respectively for the fiscal year ended October 31, 2000. Messrs. Gilley, McLendon, Morong and Warren, and Mses. Harrington and
    Kerley are trustees of 31, 19, 29, 29, 26 and 26 funds and portfolios, respectively, in the family of open-end registered investment companies advised or managed by the manager.
(2) Effective December 31, 1999, Mr. Woods became a trustee emeritus of the trust. Per the terms of the trust's
    Trustee Emeritus Plan, Mr. Woods serves the board of trustees in an advisory capacity. As a trustee emeritus,
    Mr. Woods is paid 50% of the annual retainer fee and meeting fees otherwise applicable to trustees, together with reasonable out-of-pocket expenses for each meeting attended.

    As of January 31, 2001, all trustees and officers as a group owned less than 1% of the outstanding shares of each fund. [Insert 5%/25% record or beneficial shareholders, if any]

    The Declaration of Trust of each of the trust and the portfolio trust provides that the trust or the portfolio trust, as the case may be, will indemnify its trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the trust or a portfolio trust, as the case may be, unless, as to liability to the trust, such portfolio trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the trust or such portfolio trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested trustees of the trust or such portfolio trust, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

CODE OF ETHICS

    The trust, the portfolio trust, the manager and the distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a fund. However, the Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds. Of course, there can be no assurance that the Codes of Ethics will be effective in identifying and addressing all conflicts of interests relating to personal securities transactions.

MANAGER

    The manager manages the assets of each fund and each portfolio and provides certain administrative services to the funds and the portfolios pursuant to separate management agreements (the "Management Agreement"). Subject to such policies as the board of trustees of the portfolio trust may determine, the manager manages the securities of each portfolio and makes investment decisions for each portfolio. The manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing each portfolio's investments and effecting securities transactions for each portfolio. The Management Agreements with the portfolio trusts provide that the manager may delegate the daily management of the securities of each portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with the trust relating to the Large Cap Growth Fund and the Small Cap Growth Fund will continue in effect indefinitely as long as such continuance is specifically approved at least annually by the board of trustees of the trust or by a vote of a majority of the outstanding voting securities of the fund, and, by a majority of the trustees of the trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with The Premium Portfolios relating to the Large Cap Growth Portfolio and the Small Cap Growth Portfolio will continue in effect indefinitely as long as such continuance is specifically approved at least annually by the board of trustees of The Premium Portfolios or by a vote of a majority of the outstanding voting securities of the portfolio, and, in either case, by a majority of the trustees of The Premium Portfolios who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The manager provides the funds and the portfolios with general office facilities and supervises the overall administration of the funds and the portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the funds' or the portfolios' independent contractors and agents; the preparation and filing of all documents required for compliance by the funds and the portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the funds or the portfolios. Trustees, officers, and investors in the trust and the portfolio trust are or may be or may become interested in the manager, as directors, officers, employees, or otherwise and directors, officers and employees of the manager are or may become similarly interested in the trust and the portfolio trust.

    Prior to September 11, 2000, administrative services were provided by CFBDS, Inc. ("CFBDS") under a services agreement.

    The Management Agreement provides that the manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the portfolio trust or the trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the applicable portfolio or fund or by a vote of a majority of the board of trustees of the portfolio trust or the trust, or by the manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the portfolio trust provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the portfolio trust. The Management Agreement with the trust provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the trust.

    The Prospectus for each fund contains a description of the fees payable to the manager for services under the Management Agreement. These fees are higher than the management fees paid by most mutual funds. The manager may reimburse any fund or portfolio or waive all or a portion of its management fees.

    For the fiscal years ended October 31, 1998, 1999 and 2000, the fees paid to the manager under its Management Agreements with respect to Large Cap Growth Fund were $84,677, $329,700 and $323,431, respectively, and with respect to Large Cap Growth Portfolio were $3,167,841, $4,351,046 and $3,944,108, respectively.

    For the fiscal years ended October 31, 1998, 1999 and 2000, the fees paid to the manager under its Management Agreements with respect to Small Cap Growth Fund were $0, $94,556 (all of which was voluntarily waived), and $110,146 (all of which was voluntarily waived), respectively, and with respect to Small Cap Growth Portfolio were $1,673,322, $1,112,230 and $645,332, respectively.

    The administrator may retain a sub-administrator.

DISTRIBUTOR

    Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the funds' distributor pursuant to a written agreement dated September 5, 2000 (the "Distribution Agreement") which was approved by the funds' board of trustees, including a majority of the independent trustees, on June 23, 2000. This Distribution Agreement replaces the Distribution Agreement with CFBDS, Inc.

    When payment is made by an investor who has a brokerage account with a service agent, before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and the service agent may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as investment in a money market fund (other than Salomon Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs the service agent to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the funds and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The funds' board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management and Distribution Agreements for continuance.

    The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the board of trustees of the trusts or by vote of holders of a majority of the relevant fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the trust's board of trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the board members of the relevant trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Class A, Class B and Class L shares of each fund has a Service Plan (each, a "Service Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Plans, a fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the fund attributable to that class in the case of the Plans relating to Class A shares, and not to exceed 1.00% of the average daily net assets of the fund attributable to that class in the case of the plans relating to Class B shares and Class L Shares. Such fees may be used to make payments to the distributor for distribution services, to service agents in respect of the sale of shares of the funds, and to other parties in respect of the sale of shares of the funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The funds also may make payments to the distributor, service agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of fund shares and/or shareholder services provided. Recipients may receive different compensation for sales for Class A and Class B shares.

    The Service Plans with respect to Class A and Class L shares also provides that the distributor, and service agents may receive the sales charge paid by Class A and Class L investors, respectively, as partial compensation for their services in connection with the sale of shares. The Service Plan with respect to Class B and Class L shares provides that the distributor, and service agents may receive all or a portion of the Deferred Sales Charges paid by Class B and Class L investors, respectively.

    The Service Plans permit the funds to pay fees to the distributor, service agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each fund will pay the fees to the distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the distributor's or other recipient's sole responsibility and not obligations of the fund. In their annual consideration of the continuation of the Service Plans for each fund, the trustees will review the Service Plans and the expenses for each fund separately.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the trust's trustees and a majority of the trust's trustees who are not "interested persons" of the trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified trustees"). Each Service Plan requires that the trust and the distributor provides to the board of trustees, and the board of trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified trustees is committed to the discretion of such qualified trustees then in office. A Service Plan may be terminated with respect to any class of a fund at any time by a vote of a majority of the trust's qualified trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of a class's permitted expenses thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the trustees and qualified trustees. The distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the distributor acts as the agent of the trust in connection with the offering of shares of the funds pursuant to the Distribution Agreements. The Prospectus contains a description of fees payable to the distributor under the Distribution Agreements. For the fiscal years ended October 31, 1998 and 1999 and the period from November 1, 1999 to September 10, 2000, the fees payable to CFBDS under a prior distribution agreement with respect to Class A shares of Large Cap Growth Fund were $763,085, $1,249,253, and $1,210,672, respectively. For the period from September 11, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreement with respect to Class A shares of Large Cap Growth Fund were $147,674. For the periods from January 4, 1999 to October 31, 1999 and from November 1, 1999 to September 10, 2000, the fees payable to CFBDS under a prior distribution agreement with respect to Class B shares of Large Cap Growth Fund were $175,091 and $277,371, respectively. For the period from September 11, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreement with respect to Class B shares of Large Cap Growth Fund were $34,109. For the period from September 22, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreements with respect to Class L and Class Y shares of Large Cap Growth Fund were $29 and $0, respectively. For the fiscal years ended October 31, 1998 and 1999 and the period from November 1, 1999 to September 10, 2000, the fees payable to CFBDS under a prior distribution agreement with respect to Class A shares of Small Cap Growth Fund were $67,515, $66,445 and $75,517, respectively. For the period from September 11, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreement with respect to Class A shares of Small Cap Growth Fund were $10,661. For the periods from January 4, 1999 to October 31, 1999 and from November 1, 1999 to September 10, 2000, the fees payable to CFBDS under a prior distribution agreement with respect to Class B shares of Small Cap Growth Fund were $4,379 and $12,620, respectively. For the period from September 11, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreement with respect to Class B shares of Small Cap Growth Fund were $2,329. For the period from September 22, 2000 to October 31, 2000, the fees payable to Salomon Smith Barney Inc. under the Distribution Agreements with respect to Class L and Class Y shares of Small Cap Growth Fund were $14 and $0, respectively.

    The distributor may enter into agreements with service agents and may pay compensation to such service agents for accounts for which the service agents are holders of record. The distributor may make payments for distribution and/ or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the distributor and may vary. The manager or its affiliates may make similar payments under similar arrangements.

EXPENSES

    In addition to amounts payable under the Management Agreements and the Service Plans, each fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of trustees that are not affiliated with the manager or the fund's distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectus for each fund contains more information about the expenses of each fund.

TRANSFER AGENT

    The trust has entered into a Transfer Agency and Services Agreement pursuant to which Citi Fiduciary Trust Company, an affiliate of Salomon Smith Barney ("Citi Fiduciary"), acts as transfer agent for each fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds and distributes dividends and distributions payable by the funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a fund during the month and is reimbursed for out-of-pocket expenses.

    PFPC Global Fund Services ("PFPC"), acts as sub-transfer agent pursuant to an agreement with Citi Fiduciary. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds, and distributes dividends and distributions payable by the funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the funds during the month, and is reimbursed for out-of-pocket expenses.

    The principal place of business of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013. The principal place of business of PFPC is P.O. Box 9699, Providence, Rhode Island 02940-9699.

CUSTODIAN

    The trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each fund. Among other things, State Street calculates the daily net asset value for the funds. Securities may be held by a sub-custodian bank approved by the trustees.

    The portfolio trust, on behalf of the portfolios, has entered into Custodian Agreements with State Street pursuant to which State Street acts as custodian for each portfolio. The portfolio trust, on behalf of the portfolios, also has entered into a fund Accounting Agreement with State Street Cayman Trust Company, Ltd. ("State Street Cayman") pursuant to which State Street Cayman provides fund accounting services for each portfolio. State Street Cayman also provides transfer agency services to each portfolio trust.

    The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of State Street Cayman is P.O. Box 2508 GT, Grand Cayman, British West Indies.

AUDITORS

    PricewaterhouseCoopers LLP are the independent accountants for the trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP (Canada) are the chartered accountants for each portfolio trust. The address of PricewaterhouseCoopers LLP (Canada) is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5K 1G8.

COUNSEL

    Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the funds.

                          9.  PORTFOLIO TRANSACTIONS

    The manager trades securities for a fund if it believes that a transaction net of costs (including custodian charges) will help achieve the fund's investment objective. Changes in the fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each fund are made by a portfolio manager who is an employee of the manager and who is appointed and supervised by its senior officers. The portfolio manager may serve other clients of the manager in a similar capacity.

    In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a fund and/or the other accounts over which the manager or its affiliates exercise investment discretion. The manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the manager or its affiliates have with respect to accounts over which they exercise investment discretion. The trustees of the trust periodically review the commissions paid by a fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to a fund.

    The management fees that a fund pays to the manager will not be reduced as a consequence of the manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the manager, the manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

    In certain instances there may be securities that are suitable as an investment for a fund as well as for one or more of the manager's other clients. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a fund. When purchases or sales of the same security for a fund and for other portfolios managed by the manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

    For the fiscal years ended October 31, 1998, 1999 and 2000, the Large Cap Growth Portfolio paid brokerage commissions of $855,648, $1,463,273 and $938,115, respectively. For the fiscal years ended October 31, 1998, 1999 and 2000, the Small Cap Growth Portfolio paid brokerage commissions in the amount of $214,401, $372,100 and $87,704, respectively.

          10.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The trust's Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. The trust has reserved the right to create and issue additional series and classes of shares. Each share of each class represents an equal proportionate interest in the fund with each other share of that class. Shares of each series of the trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service agreements relating to that class, but shares of all series may vote together in the election or selection of trustees and accountants for the trust. In matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the trust may elect all of the trustees of the trust if they choose to do so and in such event the other shareholders in the trust would not be able to elect any trustee. The trust is not required and has no present intention of holding, annual meetings of shareholders but the trust will hold special meetings of a fund's shareholders when in the judgment of the trust's trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more trustees. Shareholders also have under certain circumstances the right to remove one or more trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

    At any meeting of shareholders of any fund, a service agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that service agent is the holder of record.

    The trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the trust), if approved by a vote of the holders of two-thirds of the trust's outstanding shares, voting as a single class, or of the affected series of the trust, as the case may be, except that if the trustees of the trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the trust's or the affected series' outstanding shares would be sufficient. The trust or any series of the trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the trust or the affected series or (ii) by the trustees by written notice to the shareholders of the trust or the affected series. If not so terminated, the trust will continue indefinitely.

    The fund's Transfer Agent maintains a share register for shareholders of record. The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent.

    The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust also provides that the trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    The trust's Declaration of Trust further provides that obligations of the trust are not binding upon the trustees individually but only upon the property of the trust and that the trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    Large Cap Growth Portfolio and Small Cap Growth Portfolio are series of The Premium Portfolios. The portfolio trust is organized as a trust under the laws of the State of New York. Each investor in a portfolio, including the applicable fund, may add to or withdraw from its investment in the applicable portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in each portfolio is determined by multiplying the net asset value of the portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the portfolio by all investors in the portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the portfolio as of the close of regular trading on the next following Business Day.

                               11.  TAX MATTERS

TAXATION OF THE FUNDS AND THE PORTFOLIO TRUST

    FEDERAL TAXES. Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions, and the composition of the fund's portfolio assets. Provided all such requirements are met, no U.S. federal or excise taxes generally will be required to be paid by a fund. If any fund should fail to qualify as a "regulated investment company" for any year, the fund would incur a regular corporate federal income tax upon its taxable income and fund distributions would generally be taxable as ordinary income to shareholders. The portfolio trust believes its portfolios also will not be required to pay any U.S. federal income or excise taxes on their income.

    FOREIGN TAXES. Investment income and gains received by a fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a fund to a reduced rate of tax or an exemption from tax on such income. Each fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a fund's effective rate of non-U.S. tax in advance since the amount of the fund's assets to be invested within various countries is not known.

    If a fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the fund may elect to "pass through" to the fund's shareholders foreign income taxes paid. If a fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the fund as part of the amounts distributed to them by the fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a fund does not qualify or elect to "pass through" to its shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the fund.

TAXATION OF SHAREHOLDERS

    TAXATION OF DISTRIBUTIONS. Shareholders of a fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any fund distribution will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    DIVIDENDS-RECEIVED DEDUCTION. The portion of each fund's ordinary income dividends attributable to dividends received in respect to equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

    WITHHOLDING TAX PAYMENTS FOR NON-U.S. PERSONS. Each fund will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the U.S. Distributions received from a fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

    BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. Each fund may be required to withhold (and pay over to the IRS for the shareholder's credit) tax at the rate of 31% on certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

    DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A fund shares held for 90 days or less followed by any purchase of shares of a fund or another of the Smith Barney mutual funds, including purchases by exchange or by reinvestment, without payment of a sales charge which would otherwise apply because of any sales charge paid on the original purchase of the Class A fund shares.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

    CERTAIN DEBT INVESTMENTS. Any investment by a fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the fund, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. An investment by a fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

    OPTIONS, ETC. Each fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of fund income and distributions to shareholders. For example, certain positions held by each fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each fund will limit its activities in options, futures contracts and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

    FOREIGN INVESTMENTS. The funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a fund. A fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the fund.

                          12.  FINANCIAL STATEMENTS

    The audited Statements of Assets and Liabilities as of October 31, 2000 for Large Cap Growth Fund and Small Cap Growth Fund, and each of their respective Statements of Operations for the year ended October 31, 2000, and each of their respective Statements of Changes in Net Assets and Financial Highlights for the periods presented in the 2000 Annual Reports to Shareholders of the funds, the Notes to Financial Statements of each fund and Independent Auditors' Reports for each fund, each of which is included in the Annual Report to Shareholders of the funds, are incorporated by reference into this Statement of Additional Information. These financial statements and notes thereto have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, on behalf of each funds.

    Copies of the above referenced Annual Report for the funds and portfolios accompany this Statement of Additional Information.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
388 Greenwich Street, New York, NY 10013

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699, Providence, RI 02940-9699

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                                     PART C

Item 23.  Exhibits.

                *  a(1) Amended and Restated Declaration of Trust of the
                        Registrant
          ******,  a(2) Amendments to Amended and Restated Declaration of Trust
       **********
       **********  a(3) Form of Amended and Restated Designation of Classes of
                        the Registrant
             ****  b(1) Amended and Restated By-Laws of the Registrant
             ****  b(2) Amendments to Amended and Restated By-Laws of the
                        Registrant
              ***  d(1) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to Smith Barney Small Cap
                        Growth Opportunities Fund
           ******  d(2) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Small Cap Value
                        Portfolio
              ***  d(3) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to Smith Barney Diversified
                        Large Cap Growth Fund
           ******  d(4) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Growth & Income
                        Portfolio
          *******  e(1) Amended and Restated Distribution Agreement between the
                        Registrant and CFBDS, Inc. ("CFBDS"), as distributor
                        with respect to Class A shares of CitiFunds Small Cap
                        Value Portfolio and CitiFunds Growth & Income Portfolio
          *******  e(2) Distribution Agreement between the Registrant and
                        CFBDS, as distributor with respect to Class B shares of
                        CitiFunds Small Cap Value Portfolio and CitiFunds Growth
                        & Income Portfolio
                   e(3) Distribution Agreement between the Registrant and
                        Salomon Smith Barney Inc., as distributor with respect
                        to Class A, Class B, Class L and Class Y shares of Smith
                        Barney Small Cap Growth Opportunities Fund and Smith
                        Barney Diversified Large Cap Growth Fund
               **  g(1) Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
           ******  g(2) Form of Letter Agreement adding Smith Barney Diversified
     and herewith       Large Cap Growth Fund and Smith Barney Small Cap Growth
                        Opportunities Fund to the Custodian Contract between the
                        Registrant and State Street
         ********  h(1) Services Agreement between Citibank, N.A. and CFBDS
             ****  h(2) Transfer Agency and Services Agreement between the
                        Registrant with respect to its series CitiFunds Small
                        Cap Value Portfolio and CitiFunds Growth & Income
                        Portfolio and State Street, as transfer agent
           ******  h(3) Letter Agreement adding CitiFunds Small Cap Value
                        Portfolio and CitiFunds Growth & Income Portfolio to the
                        Transfer Agency and Service Agreement between the
                        Registrant and State Street
               **  h(4) Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
            *****  h(5) Letter Agreement adding CitiFunds Small Cap Value
                        Portfolio and CitiFunds Growth & Income Portfolio to the
                        Accounting Services Agreement between the Registrant and
                        State Street
                   h(6) Letter Agreement adding Smith Barney Small  Cap Growth
                        Opportunities Fund and Diversified Large Cap
                        Growth Fund to the Transfer Agency and Services
                        Agreement between the Registrant and Citi Fiduciary
                        Trust Company, as transfer agent
       **********  h(7) Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services with respect to
                        its Series Smith Barney Small Cap Growth Opportunities
                        Fund and Smith Barney Research Large Cap Growth Fund
            *****  i    Opinion and consent of counsel
                   m(1) Amended and Restated Service Plan of the Registrant
                        for Class A shares of the series of the Registrant
                   m(2) Service Plan of the Registrant for Class B shares of
                        Series of the Registrant
                   m(3) Service Plan of the Registrant for Class L shares of
                        Smith Barney Small Cap Growth Opportunities Fund and
                        Smith Barney Diversified Large Cap Growth Fund
          *******  o    Multiple Class Plan of the Registrant
   ****, ********  p(1) Powers of Attorney for the Registrant
     and herewith
  *****, ********  p(2) Powers of Attorney for Asset Allocation Portfolios
        ********* p(3) Powers of Attorney for The Premium Portfolios and herewith
       **********  q(1) Code of Ethics of Registrant and the Manager
       **********  q(2) Code of Ethics of CFBDS
                   q(3) Code of Ethics of Salomon Smith Barney Inc.

---------------------

         * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.

        ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.

      *** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.

     **** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.

    ***** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.

   ****** Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 21, 1998.

  ******* Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

 ******** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 1999.

*********  Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.

********** Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits to Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A; (c) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney Inc., filed as Exhibits to this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A; and (d) undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio, Small Cap Growth Portfolio and High Yield Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(SM) Tax Free Income Trust (CitiFunds(SM) New York Tax Free Income Portfolio, Citi(SM) National Tax Free Income Portfolio and Citi(SM) California Tax Free Income Portfolio), CitiFunds(SM) Multi-State Tax Free Trust (Citi(SM) California Tax Free Reserves, Citi(SM) New York Tax Free Reserves and CitiFunds(SM) Connecticut Tax Free Reserves), CitiFunds(SM) Institutional Trust (CitiFunds(SM) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(SM) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         Victor J. Menezes is the Chairman and a Director of Citibank. William
R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

         The following persons have the affiliations indicated:

Paul J. Collins       Director, Kimberly-Clark Corporation
                      Director, Nokia Corporation

Robert I. Lipp        Chairman, Chief Executive Officer and President, Travelers
                      Property Casualty Corp.

William R. Rhodes     Director, Private Export Funding Corporation
                      Director, Conoco, Inc.

H. Onno Ruding        Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                      Director, Pechiney S.A.
                      Advisory Director, Unilever NV and Unilever PLC
                      Director, Corning Incorporated

         Manager - SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi") (formerly known as Mutual Management Corp.)

         SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

         The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

         (a) Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney International Large Cap Fund, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc. and the following CitiFunds funds: Citi(SM) FORTUNE 500 Index Fund, Citi(SM) FORTUNE e-50 Index Fund, Citi(SM) Nasdaq-100 Index Fund, Citi(SM) Small Cap Index Fund, Citi(SM) U.S. 1000 Fund, Citi(SM) Technology Index Fund, Citi(SM) U.S. Bond Index Fund, Citi(SM) Global Titans Index Fund, Citi(SM) Financial Services Index Fund, and Citi(SM) Health Sciences Index Fund.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                          ADDRESS

    Salomon Smith Barney, Inc.                    388 Greenwich Street
    (distributor)                                 New York, NY 10013

    State Street Bank and Trust Company           1776 Heritage Drive
    (transfer agent, custodian and fund           North Quincy, MA 02171
    accounting agent)

    Citibank, N.A.                                153 East 53rd Street
    (manager)                                     New York, NY 10043

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of December, 2000.

                                      CITIFUNDS TRUST II,
                                          on behalf of Smith Barney Small Cap
                                          Growth Opportunities Fund and
                                          Smith Barney Diversified Large Cap
                                          Growth Portfolio

                                      By: Thomas C. Mandia
                                          ----------------------------
                                          Thomas C. Mandia
                                          Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 29, 2000.

         Signature                             Title
         ---------                             -----

   Irving David*                      Controller
   ----------------------
   Irving David

   Riley C. Gilley*                   Trustee
   ----------------------
   Riley C. Gilley

   Diana R. Harrington*               Trustee
   ----------------------
   Diana R. Harrington

   Susan B. Kerley*                   Trustee
   ----------------------
   Susan B. Kerley

   Heath B. McLendon*                 President, Trustee
   ----------------------
   Heath B. McLendon

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By: Thomas C. Mandia
     ----------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                   SIGNATURES

      The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of December, 2000.

                                    THE PREMIUM PORTFOLIOS
                                    on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio

                                      By: Thomas C. Mandia
                                          ----------------------------
                                          Thomas C. Mandia
                                          Assistant Secretary of
                                          The Premium Portfolios

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II has been signed by the following persons in the capacities indicated on December 29, 2000.

          Signature                             Title
          ---------                             -----

   Irving David*                      Controller
   ----------------------
   Irving David

   Elliott J. Berv*                   Trustee
   ----------------------
   Elliott J. Berv

   Mark T. Finn*                      Trustee
   ----------------------
   Mark T. Finn

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*               Trustee
   ----------------------
   Walter E. Robb, III

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By: Thomas C. Mandia
     ----------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated as
     attorney in fact.

                                 EXHIBIT INDEX

e(3) Distribution Agreement between the Registrant and Salomon Smith Barney Inc., as distributor with respect to Class A, Class B, Class L and Class Y shares of Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund

g(2) Form of Letter Agreement adding Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth Opportunities Fund to the Custodian Contract between the Registrant and State Street

h(6) Letter Agreement adding Smith Barney Diversified Large Cap Growth Fund and Smith Barney Small Cap Growth Opportunities Fund to the Transfer Agency and Services Agreement between the Registrant and Citi Fiduciary Trust Company

m(1) Service Plan of the Registrant for Class A shares of the series of the Registrant

m(2) Service Plan of the Registrant for Class B shares of the series of the Registrant

m(3) Service Plan of the Registrant for Class L shares of Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund

p(1)          Powers of Attorney for the Registrant

p(3)          Powers of Attorney for The Premium Portfolios

q(3)          Code of Ethics of Salomon Smith Barney Inc.